AB Global Bond Fund

Portfolio of Investments

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 36.6%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	14,094	$7,143,175

Austria – 0.4%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,677,345
0.90%, 02/20/2032(a)		15,901	14,657,786

			19,335,131

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	11,730,700
Series 84 1.45%, 06/22/2037(a)		15,031	13,018,391

			24,749,091

Canada – 3.6%
Canadian Government Bond 2.25%, 12/01/2029	CAD	4,594	3,175,374
3.25%, 09/01/2028		7,746	5,602,620
3.50%, 03/01/2028		264,447	192,875,568

			201,653,562

China – 1.7%
China Government Bond Series INBK 2.40%, 07/15/2028	CNY	263,350	36,857,221
3.01%, 05/13/2028		396,870	56,894,790

			93,752,011

Colombia – 1.0%
Colombian TES Series B 13.25%, 02/09/2033	COP	199,579,800	54,613,470

France – 0.8%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)	EUR	42,273	46,199,686

Germany – 1.5%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)		27,974	24,271,662
3.25%, 07/04/2042(a)		53,835	62,066,880

			86,338,542

Hungary – 0.1%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	1,984,530	4,682,591

Indonesia – 1.4%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	1,336,385,000	81,301,885

Italy – 1.9%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(a)	EUR	29,929	32,565,149
Series 13Y 4.05%, 10/30/2037(a)		17,818	18,750,999
Series 16Y 3.25%, 03/01/2038(a)		6,560	6,288,908
Series 7Y 3.50%, 02/15/2031(a)		49,262	52,066,314

			109,671,370

	Principal Amount (000)		U.S. $ Value

Japan – 6.2%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	17,938,100	$110,714,947
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		4,464,500	20,570,593
Series 4 2.20%, 03/20/2051		5,289,350	33,589,691
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	2,526,103
Series 68 0.60%, 09/20/2050		3,699,600	16,137,733
Series 81 1.60%, 12/20/2053		2,350,700	12,870,148
Series 82 1.80%, 03/20/2054		11,487,450	65,845,314
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	22,961,816
Series 169 0.30%, 06/20/2039		1,984,250	10,317,973
Series 183 1.40%, 12/20/2042		9,650,800	56,576,496

			352,110,814

Poland – 0.9%
Republic of Poland Government Bond Series 1034 5.00%, 10/25/2034	PLN	212,415	49,814,619

South Korea – 1.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	91,949,350	71,249,103

Spain – 3.0%
Spain Government Bond 3.45%, 10/31/2034(a)	EUR	112,345	120,635,337
3.90%, 07/30/2039(a)		45,853	50,121,151

			170,756,488

United Kingdom – 5.5%
United Kingdom Gilt 0.50%, 01/31/2029(a)	GBP	12,892	13,911,602
0.875%, 01/31/2046(a)		47,452	29,595,422
1.25%, 10/22/2041(a)		7,042	5,434,483
1.50%, 07/31/2053(a)		192	122,384
1.75%, 09/07/2037(a)		28,348	26,568,025
3.75%, 01/29/2038(a)		22,999	27,173,549
3.75%, 10/22/2053(a)		253	273,702
4.625%, 01/31/2034(a)		151,806	198,602,337
4.75%, 10/22/2043(a)		6,048	7,782,046

			309,463,550

United States – 6.8%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	118,732	73,335,309
1.125%, 08/15/2040		110,345	67,482,864
1.25%, 05/15/2050		118,464	59,121,040
1.75%, 08/15/2041		39,116	25,975,336
1.875%, 02/15/2051		7,363	4,329,155
3.00%, 11/15/2045		13,430	10,452,686
U.S. Treasury Notes 2.125%, 05/31/2026(b)		58,934	56,115,742
4.00%, 01/31/2029		33,239	32,750,704

	Principal Amount (000)		U.S. $ Value

4.25%, 02/28/2029	U.S.$	53,230	$53,029,989

			382,592,825

Total Governments - Treasuries (cost $2,273,455,055)			2,065,427,913

CORPORATES - INVESTMENT GRADE – 26.3%
Industrial – 12.6%
Basic – 0.5%
Air Liquide Finance SA Series E 0.375%, 05/27/2031(a)	EUR	500	437,852
Amcor Group Finance PLC 5.45%, 05/23/2029	U.S.$	651	653,951
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	102,533
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	273,183
2.875%, 03/17/2031(a)		316	269,364
Series E 1.625%, 09/18/2025(a)	EUR	506	527,828
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	203	182,700
3.75%, 10/01/2030		208	182,065
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	225	213,479
BHP Billiton Finance USA Ltd. 5.25%, 09/08/2033	U.S.$	572	573,394
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	229,044
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	123,369
Firmenich Productions Participations SAS 1.75%, 04/30/2030(a)	EUR	539	524,673
FMC Corp. 6.375%, 05/18/2053	U.S.$	124	122,962
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	313,235
5.315%, 04/14/2032(a)		204	197,421
Fresnillo PLC 4.25%, 10/02/2050(a)		240	176,700
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		308	285,228
Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	325	277,549
Glencore Funding LLC 5.34%, 04/04/2027(a)	U.S.$	605	603,915
5.37%, 04/04/2029(a)		130	129,342
5.63%, 04/04/2034(a)		130	128,019
5.89%, 04/04/2054(a)		130	125,043
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	202,438
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	176,309
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	178,172
6.125%, 02/26/2034(a)		1,836	1,866,341
LG Chem Ltd. 2.375%, 07/07/2031(a)		510	421,069
Linde PLC 3.625%, 06/12/2034(a)	EUR	200	215,177
LYB International Finance BV 4.875%, 03/15/2044	U.S.$	662	579,709
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	215,466
LYB International Finance III LLC 5.50%, 03/01/2034	U.S.$	286	282,964
MEGlobal BV 2.625%, 04/28/2028(a)		760	682,005

	Principal Amount (000)		U.S. $ Value

Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034(a)	U.S.$	205	$204,633
Nexa Resources SA 6.75%, 04/09/2034(a)		7,423	7,506,450
Nucor Corp. 3.95%, 05/23/2025		191	188,401
4.30%, 05/23/2027		128	125,260
Nutrien Ltd. 5.20%, 06/21/2027		661	660,326
OCP SA 6.75%, 05/02/2034(a)		7,917	8,124,821
POSCO 5.75%, 01/17/2028(a)		200	202,375
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		120	113,666
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	266,084
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)	U.S.$	250	260,156
Southern Copper Corp. 3.875%, 04/23/2025		180	176,963
5.875%, 04/23/2045		170	167,703
7.50%, 07/27/2035		200	230,750
Stora Enso Oyj Series E 2.50%, 03/21/2028(a)	EUR	260	265,956
Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	284	283,773
Series DM3N 3.125%, 01/15/2032		300	245,550

			30,495,366

Capital Goods – 0.5%
AGCO International Holdings BV 0.80%, 10/06/2028(a)	EUR	341	320,231
Airbus SE Series E 1.625%, 06/09/2030(a)		396	381,238
Boeing Co. (The) 2.20%, 02/04/2026	U.S.$	970	912,396
3.25%, 02/01/2028		2,387	2,186,026
3.625%, 02/01/2031		1,713	1,499,147
5.15%, 05/01/2030		1,500	1,440,095
5.805%, 05/01/2050		187	168,837
5.93%, 05/01/2060		140	125,254
6.26%, 05/01/2027(a)		608	612,407
6.30%, 05/01/2029(a)		3,852	3,906,062
6.39%, 05/01/2031(a)		128	130,292
6.53%, 05/01/2034(a)		5,640	5,773,949
6.86%, 05/01/2054(a)		128	131,236
7.01%, 05/01/2064(a)		128	131,090
Bouygues SA 5.375%, 06/30/2042(a)	EUR	100	120,686
Caterpillar Financial Services Corp. 5.00%, 05/14/2027	U.S.$	980	981,296
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	189,501
CNH Industrial Finance Europe SA Series E 1.75%, 09/12/2025(a)	EUR	210	219,670
CRH SMW Finance DAC Series E 4.00%, 07/11/2027(a)		190	205,991
4.25%, 07/11/2035(a)		351	383,254
Holcim Finance Luxembourg SA Series E 2.25%, 05/26/2028(a)		100	102,259
Ingersoll Rand, Inc. 5.20%, 06/15/2027	U.S.$	130	130,330

	Principal Amount (000)		U.S. $ Value

John Deere Capital Corp. 4.90%, 06/11/2027	U.S.$	288	$287,333
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.00%, 09/15/2032	EUR	100	87,097
3.00%, 09/15/2028		256	267,571
5.50%, 04/19/2029	U.S.$	128	129,610
KION Group AG Series E 1.625%, 09/24/2025(a)	EUR	300	312,654
Lennox International, Inc. 5.50%, 09/15/2028	U.S.$	609	615,636
Lockheed Martin Corp. 3.80%, 03/01/2045		43	34,205
5.20%, 02/15/2055		314	300,485
5.70%, 11/15/2054		295	303,305
5.90%, 11/15/2063		521	547,627
MasTec, Inc. 5.90%, 06/15/2029		394	395,871
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	172,520
4.875%, 12/07/2027(a)		186	205,697
Regal Rexnord Corp. 6.05%, 04/15/2028	U.S.$	408	413,557
6.30%, 02/15/2030		416	424,652
Republic Services, Inc. 5.00%, 11/15/2029		132	131,493
5.20%, 11/15/2034		132	131,029
RTX Corp. 2.15%, 05/18/2030	EUR	283	274,546
Safran SA 0.125%, 03/16/2026(a)		500	505,154
Schneider Electric SE Series E 3.50%, 11/09/2032(a)		200	215,002
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)	U.S.$	204	200,199
Textron, Inc. 6.10%, 11/15/2033		120	124,315
Thales SA Series E 3.625%, 06/14/2029(a)	EUR	100	106,963
4.125%, 10/18/2028(a)		200	217,928
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)	U.S.$	410	345,681
Veralto Corp. 4.15%, 09/19/2031(a)	EUR	237	257,099
Waste Management, Inc. 4.95%, 07/03/2027	U.S.$	474	473,353
4.95%, 07/03/2031		72	71,384

			27,603,213

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		121	103,502
5.75%, 04/01/2048		245	205,374
6.10%, 06/01/2029		229	229,841
6.48%, 10/23/2045		115	105,186
Comcast Corp. 3.90%, 03/01/2038		230	194,696
4.05%, 11/01/2052		300	232,479
Cox Communications, Inc. 5.70%, 06/15/2033(a)		63	62,703
Grupo Televisa SAB 5.00%, 05/13/2045		270	224,522
6.625%, 01/15/2040		350	345,516

	Principal Amount (000)		U.S. $ Value

Informa PLC Series E 2.125%, 10/06/2025(a)	EUR	496	$520,106
ITV PLC 1.375%, 09/26/2026(a)		125	127,243
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	137,958
4.65%, 08/15/2062		92	79,483
Paramount Global 4.20%, 05/19/2032		2,305	1,884,090
4.375%, 03/15/2043		5,454	3,617,301
4.95%, 01/15/2031		9,590	8,433,730
5.85%, 09/01/2043		288	226,219
Prosus NV 1.21%, 01/19/2026(a)	EUR	166	170,020
1.54%, 08/03/2028(a)		230	220,911
3.06%, 07/13/2031(a)	U.S.$	2,423	2,008,061
3.26%, 01/19/2027(a)		250	233,388
3.68%, 01/21/2030(a)		1,732	1,536,609
3.83%, 02/08/2051(a)		200	130,923
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	335,589
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	438,054
2.88%, 04/22/2031(a)		200	173,607
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	103,939
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	134	127,104
4.28%, 03/15/2032		38	33,158
4.30%, 01/17/2030	EUR	3,183	3,409,506
Weibo Corp. 3.50%, 07/05/2024	U.S.$	290	289,913
WPP Finance Deutschland GmbH Series E 1.625%, 03/23/2030(a)	EUR	100	95,405

			26,036,136

Communications - Telecommunications – 1.1%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	299,412
AT&T, Inc. 0.80%, 03/04/2030	EUR	100	91,814
2.35%, 09/05/2029		381	384,342
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)	U.S.$	200	167,362
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,781,314
4.55%, 02/09/2030		1,318	953,893
5.15%, 02/09/2053		3,297	2,302,327
5.85%, 11/10/2032		14,542	11,240,595
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	15,623,100
1.50%, 10/17/2031(a)		428	387,745
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)	U.S.$	200	196,302
NTT Finance Corp. Series E 0.08%, 12/13/2025(a)	EUR	521	530,813
0.40%, 12/13/2028(a)		109	102,546
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	524,499
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	637,556
Orange SA Series E 1.375%, 02/11/2029(a) (c)	EUR	2,400	2,213,088
2.375%, 01/15/2025(a) (c)		100	105,229

	Principal Amount (000)		U.S. $ Value

PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	200	$167,375
PT Tower Bersama Infrastructure Tbk 2.80%, 05/02/2027(a)		200	184,438
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	257,556
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(a)		581	577,752
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	190,345
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	260,361
Tele2 AB Series E 3.75%, 11/22/2029(a)		212	226,645
TELUS Corp. 4.95%, 02/18/2031	CAD	5,000	3,673,133
Series CAG 5.25%, 11/15/2032		17,557	13,028,800
Verizon Communications, Inc. 1.25%, 04/08/2030	EUR	5,256	4,965,847
1.875%, 09/19/2030	GBP	355	374,182
2.55%, 03/21/2031	U.S.$	24	20,387
4.25%, 10/31/2030	EUR	250	277,051
Series 20Y 2.875%, 01/15/2038		271	258,518
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	2,294,906
Series E 3.00%, 08/12/2056(a)	GBP	100	74,565

			64,373,798

Consumer Cyclical - Automotive – 1.3%
American Honda Finance Corp. 4.90%, 03/12/2027	U.S.$	391	389,601
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052		79	59,426
Aptiv PLC/Aptiv Global Financing Ltd. 4.25%, 06/11/2036	EUR	352	372,535
BMW US Capital LLC 4.90%, 04/02/2027(a)	U.S.$	131	130,431
4.90%, 04/02/2029(a)		131	130,253
5.05%, 04/02/2026(a)		131	130,572
5.15%, 04/02/2034(a)		131	129,014
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	302	264,625
Cummins, Inc. 1.50%, 09/01/2030	U.S.$	715	586,463
4.90%, 02/20/2029		327	326,504
5.45%, 02/20/2054		224	219,550
Ford Motor Co. 3.25%, 02/12/2032		6,774	5,604,650
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	187,885
3.375%, 11/13/2025		200	193,556
6.125%, 03/08/2034		484	479,504
General Motors Co. 5.20%, 04/01/2045		658	577,362
5.40%, 04/01/2048		676	605,468
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	23,788
2.40%, 04/10/2028		689	617,973
2.70%, 06/10/2031		110	91,050
3.60%, 06/21/2030		265	237,998
5.35%, 07/15/2027		137	136,642
5.40%, 04/06/2026		123	122,736
5.60%, 06/18/2031		131	129,979

	Principal Amount (000)		U.S. $ Value

5.75%, 02/08/2031	U.S.$	249	$249,641
5.80%, 06/23/2028		162	163,873
5.85%, 04/06/2030		209	211,505
6.10%, 01/07/2034		15,653	15,824,891
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	1,444	1,064,006
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	14,185	13,307,027
5.125%, 04/05/2026(a)	EUR	228	249,121
5.95%, 06/11/2029(a)	U.S.$	2,931	2,920,518
Hyundai Capital America 1.30%, 01/08/2026(a)		365	342,428
2.375%, 10/15/2027(a)		300	273,114
5.25%, 01/08/2027(a)		4,211	4,193,150
5.275%, 06/24/2027(a)		132	131,429
5.30%, 03/19/2027(a)		304	303,295
5.30%, 06/24/2029(a)		132	131,258
5.35%, 03/19/2029(a)		77	76,866
5.40%, 06/24/2031(a)		90	89,224
5.45%, 06/24/2026(a)		132	131,813
5.68%, 06/26/2028(a)		6,331	6,397,991
5.80%, 06/26/2025(a)		100	100,130
6.10%, 09/21/2028(a)		59	60,567
6.50%, 01/16/2029(a)		147	153,434
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	316,900
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	233,490
Kia Corp. 2.75%, 02/14/2027(a)		290	271,150
3.50%, 10/25/2027(a)		230	216,559
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,855,090
2.00%, 03/09/2026(a)		4,070	3,810,714
2.45%, 09/15/2028(a)		5,328	4,617,662
2.75%, 03/09/2028(a)		255	227,283
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	538,066
Robert Bosch GmbH Series E 4.00%, 06/02/2035(a)		100	109,007
4.375%, 06/02/2043(a)		200	217,804
Stellantis NV Series E 1.25%, 06/20/2033(a)		505	431,825
4.25%, 06/16/2031(a)		300	326,877
Toyota Motor Credit Corp. 4.80%, 01/05/2034	U.S.$	131	127,215
5.05%, 05/16/2029		647	649,171
5.10%, 03/21/2031		647	646,860
Series B 5.00%, 03/19/2027		787	786,752

			74,505,271

Consumer Cyclical - Entertainment – 0.3%
Brunswick Corp./DE 5.85%, 03/18/2029		130	130,019
CPUK Finance Ltd. Series E 3.59%, 08/28/2025(a)	GBP	275	339,037
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	13,121	12,526,629
3.90%, 11/19/2029		671	619,014
6.05%, 05/14/2034		3,519	3,512,420

			17,127,119

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.5%
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	3,148	$2,754,500
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		540	518,738
Imerys SA Series E 1.50%, 01/15/2027(a)	EUR	500	506,217
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	13,729	12,548,718
5.90%, 06/01/2027		1,019	1,024,178
Marriott International, Inc./MD 4.90%, 04/15/2029		175	173,139
5.30%, 05/15/2034		159	156,044
5.55%, 10/15/2028		267	270,562
Series HH 2.85%, 04/15/2031		3,661	3,134,240
MDC Holdings, Inc. 2.50%, 01/15/2031		315	280,294
6.00%, 01/15/2043		5,384	5,659,954
Nissan Motor Co., Ltd. 2.65%, 03/17/2026(a)	EUR	125	130,965
NVR, Inc. 3.00%, 05/15/2030	U.S.$	699	619,333
Owens Corning 5.50%, 06/15/2027		647	652,820
5.70%, 06/15/2034		129	130,231
7.00%, 12/01/2036(d)		50	55,499
PulteGroup, Inc. 6.375%, 05/15/2033		182	191,247
Sands China Ltd. 2.30%, 03/08/2027(d)		221	201,593
2.85%, 03/08/2029(d)		277	242,442
4.375%, 06/18/2030(d)		279	256,863
5.40%, 08/08/2028(d)		663	649,365

			30,156,942

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 5.15%, 09/09/2052		120	110,773
5.45%, 08/14/2053		123	118,840
Series G 5.00%, 05/17/2029		319	318,741

			548,354

Consumer Cyclical - Retailers – 0.9%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	524,539
AutoNation, Inc. 3.80%, 11/15/2027	U.S.$	3,867	3,640,443
AutoZone, Inc. 5.10%, 07/15/2029		132	131,422
5.40%, 07/15/2034		226	223,518
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	224,338
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	664,789
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		172	121,172
Dollarama, Inc. 5.53%, 09/26/2028	CAD	6,832	5,183,729
H&M Finance BV Series E 0.25%, 08/25/2029(a)	EUR	293	262,900
Home Depot, Inc. (The) 3.90%, 06/15/2047	U.S.$	661	522,338
4.25%, 04/01/2046		739	621,804
4.40%, 03/15/2045		157	135,811
4.75%, 06/25/2029		132	131,246
4.85%, 06/25/2031		47	46,622

	Principal Amount (000)		U.S. $ Value

4.875%, 06/25/2027	U.S.$	276	$275,507
4.95%, 06/25/2034		132	130,657
4.95%, 09/15/2052		331	306,178
5.10%, 12/24/2025		132	131,893
5.15%, 06/25/2026		132	132,125
5.30%, 06/25/2054		325	317,313
5.95%, 04/01/2041		50	52,861
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	75,679
5.625%, 04/15/2053		120	116,198
5.75%, 07/01/2053		122	120,276
5.80%, 09/15/2062		484	470,197
PVH Corp. 3.125%, 12/15/2027(a)	EUR	353	369,727
4.125%, 07/16/2029		265	282,762
4.625%, 07/10/2025	U.S.$	185	182,917
Tapestry, Inc. 5.875%, 11/27/2031	EUR	13,751	15,216,081
7.00%, 11/27/2026	U.S.$	91	93,526
7.05%, 11/27/2025		17	17,286
7.35%, 11/27/2028		613	636,017
7.70%, 11/27/2030		47	49,064
Target Corp. 2.95%, 01/15/2052		227	146,392
VF Corp. 0.25%, 02/25/2028	EUR	100	90,339
0.625%, 02/25/2032		7,725	5,865,417
2.95%, 04/23/2030	U.S.$	8,692	7,216,341
Series E 4.125%, 03/07/2026	EUR	100	105,829
4.25%, 03/07/2029		3,795	3,905,656

			48,740,909

Consumer Non-Cyclical – 2.3%
Altria Group, Inc. 3.125%, 06/15/2031		8,063	8,020,873
3.70%, 02/04/2051	U.S.$	467	314,544
4.25%, 08/09/2042		772	613,731
6.875%, 11/01/2033		79	85,291
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	178,811
3.50%, 03/08/2032		14,675	15,478,083
Anheuser-Busch InBev Finance, Inc. 4.90%, 02/01/2046	U.S.$	627	573,604
Anheuser-Busch InBev SA/NV Series E 9.75%, 07/30/2024(a)	GBP	335	424,742
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	U.S.$	561	510,858
4.535%, 03/26/2042		91	79,611
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	524,574
Astrazeneca Finance LLC 4.80%, 02/26/2027	U.S.$	376	373,850
4.85%, 02/26/2029		644	642,718
BAT Capital Corp. 4.54%, 08/15/2047		14	10,756
BAT International Finance PLC Series E 2.25%, 09/09/2052(a)	GBP	110	63,427
Bayer US Finance LLC 6.125%, 11/21/2026(a)	U.S.$	1,627	1,643,967
Becton Dickinson & Co. 3.83%, 06/07/2032	EUR	308	331,448
Becton Dickinson Euro Finance SARL 3.55%, 09/13/2029		270	288,249
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)	U.S.$	225	218,787
6.40%, 01/15/2034(a)		200	211,046

	Principal Amount (000)		U.S. $ Value

Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	$301,953
Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	570	409,633
5.50%, 02/22/2044		128	126,364
Cardinal Health, Inc. 3.41%, 06/15/2027		529	503,855
5.125%, 02/15/2029		920	917,895
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	14,639	15,985,096
4.375%, 04/22/2052(a)	U.S.$	187	158,019
Cencosud SA 4.375%, 07/17/2027(a)		230	221,203
5.95%, 05/28/2031(a)		280	281,137
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	173,438
Cigna Group (The) 1.25%, 03/15/2026		294	274,571
4.375%, 10/15/2028		249	241,774
4.80%, 08/15/2038		568	521,774
4.80%, 07/15/2046		193	169,798
4.90%, 12/15/2048		656	575,203
Coca-Cola Co. (The) 3.50%, 05/14/2044	EUR	257	265,490
Coca-Cola Europacific Partners PLC 0.70%, 09/12/2031(a)		301	263,937
CommonSpirit Health 5.32%, 12/01/2034	U.S.$	13,659	13,419,824
CVS Health Corp. 2.875%, 06/01/2026		504	480,098
4.78%, 03/25/2038		295	263,393
5.00%, 02/20/2026		265	262,994
5.40%, 06/01/2029		130	130,142
5.55%, 06/01/2031		95	95,059
5.625%, 02/21/2053		122	113,223
5.70%, 06/01/2034		11,711	11,677,847
5.875%, 06/01/2053		122	116,848
6.00%, 06/01/2044		473	463,726
6.05%, 06/01/2054		648	635,082
DH Europe Finance II SARL 2.60%, 11/15/2029		345	307,698
Diageo Finance PLC Series E 1.875%, 03/27/2027(a)	EUR	135	139,023
Electrolux AB Series E 4.50%, 09/29/2028(a)		289	314,484
Eli Lilly & Co. 4.50%, 02/09/2029	U.S.$	14	13,878
4.95%, 02/27/2063		600	557,031
5.00%, 02/09/2054		130	124,171
5.10%, 02/09/2064		130	123,867
Fresenius SE & Co. KGaA Series E 5.00%, 11/28/2029(a)	EUR	200	225,484
General Mills, Inc. 0.45%, 01/15/2026		519	528,588
3.65%, 10/23/2030		155	165,941
4.70%, 01/30/2027	U.S.$	52	51,360
HCA, Inc. 3.625%, 03/15/2032		65	57,243
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		8,304	8,154,247
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	427,066
J M Smucker Co. (The) 6.50%, 11/15/2053		120	128,820
JAB Holdings BV 4.75%, 06/29/2032(a)	EUR	200	223,639

	Principal Amount (000)		U.S. $ Value

JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 3.00%, 05/15/2032	U.S.$	73	$59,958
6.75%, 03/15/2034(a)		206	218,413
Johnson & Johnson 4.95%, 06/01/2034		129	130,486
5.25%, 06/01/2054		318	319,349
5.85%, 07/15/2038		187	201,978
Kenvue, Inc. 5.20%, 03/22/2063		130	122,790
Kerry Group Financial Services Unltd Co. 2.375%, 09/10/2025(a)	EUR	246	259,469
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	U.S.$	148	133,412
5.10%, 03/15/2027		130	130,036
Loblaw Cos. Ltd. 5.01%, 09/13/2032	CAD	13,800	10,277,754
6.54%, 02/17/2033(a)		3,182	2,554,296
McKesson Corp. 1.50%, 11/17/2025	EUR	226	235,148
3.125%, 02/17/2029	GBP	205	241,006
4.90%, 07/15/2028	U.S.$	87	86,723
Medtronic, Inc. 4.15%, 10/15/2053	EUR	174	188,523
Merck & Co., Inc. 2.90%, 12/10/2061	U.S.$	562	336,361
3.70%, 02/10/2045		408	320,114
3.90%, 03/07/2039		543	468,807
4.00%, 03/07/2049		170	137,405
5.00%, 05/17/2053		124	116,697
5.15%, 05/17/2063		191	181,220
METRO AG 4.625%, 03/07/2029(a)	EUR	243	264,679
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,248,233
MSD Netherlands Capital BV 3.70%, 05/30/2044	EUR	123	128,562
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	U.S.$	282	278,621
PepsiCo, Inc. 4.65%, 02/15/2053		122	110,222
Pfizer, Inc. 7.20%, 03/15/2039		95	112,169
Philip Morris International, Inc. 2.875%, 05/14/2029	EUR	219	226,878
4.25%, 11/10/2044	U.S.$	704	569,607
4.875%, 02/13/2029		129	127,546
4.875%, 11/15/2043		646	570,538
5.125%, 02/13/2031		129	127,349
5.625%, 11/17/2029		32	32,679
5.625%, 09/07/2033		267	269,444
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	214,066
6.875%, 05/15/2034		178	189,075
Roche Holdings, Inc. 5.22%, 03/08/2054(a)		283	277,441
Saputo, Inc. 5.25%, 11/29/2029	CAD	6,857	5,144,591
Sartorius Finance BV 4.50%, 09/14/2032(a)	EUR	200	220,065
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	U.S.$	281	224,622
Sutter Health 5.16%, 08/15/2033		3,533	3,545,553
Sysco Corp. 3.30%, 07/15/2026		559	537,457
Takeda Pharmaceutical Co., Ltd. 5.65%, 07/05/2044		536	530,013
Thermo Fisher Scientific, Inc. 4.98%, 08/10/2030		76	76,064

	Principal Amount (000)		U.S. $ Value

Transurban Finance Co. Pty Ltd. Series E 1.45%, 05/16/2029(a)	EUR	248	$239,436
Tyson Foods, Inc. 5.70%, 03/15/2034	U.S.$	116	115,479
Upjohn Finance BV 1.91%, 06/23/2032(a)	EUR	361	323,602
Zimmer Biomet Holdings, Inc. 1.16%, 11/15/2027		244	240,811

			130,845,633

Energy – 2.0%
Acciona Energia Financiacion Filiales SA Series E 0.375%, 10/07/2027(a)		300	287,919
Apache Corp. 4.25%, 01/15/2030	U.S.$	111	103,012
5.10%, 09/01/2040		180	153,629
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	459,778
BP Capital Markets America, Inc. 4.97%, 10/17/2029	U.S.$	130	129,642
5.02%, 11/17/2027		415	414,671
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	3,699	3,870,925
3.625%, 03/22/2029(a) (c)		8,995	9,224,909
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	134,662
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(a)		206	210,477
ConocoPhillips Co. 4.025%, 03/15/2062		210	158,204
5.55%, 03/15/2054		328	323,071
5.70%, 09/15/2063		589	587,198
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	125,262
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	192,854
Devon Energy Corp. 7.95%, 04/15/2032		7,504	8,591,471
Diamondback Energy, Inc. 4.25%, 03/15/2052		3	2,325
5.20%, 04/18/2027		321	321,136
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	53,479
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,657,347
Enbridge, Inc. 5.25%, 04/05/2027	U.S.$	130	130,022
5.30%, 04/05/2029		130	130,212
6.10%, 11/09/2032	CAD	16,978	13,310,908
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	92,811
5.60%, 09/01/2034		384	380,894
6.125%, 12/15/2045		205	200,903
Eni SpA 5.50%, 05/15/2034(a)		333	330,781
Series NC5 2.625%, 10/13/2025(a) (c)	EUR	170	176,852
Series NC9 3.375%, 07/13/2029(a) (c)		125	123,878
Enterprise Products Operating LLC 4.85%, 03/15/2044	U.S.$	633	570,903
5.10%, 02/15/2045		618	573,648
Series E 5.25%, 08/16/2077		96	91,906
EQT Corp. 5.75%, 02/01/2034		119	117,787

	Principal Amount (000)		U.S. $ Value

Exxon Mobil Corp. 4.23%, 03/19/2040	U.S.$	215	$189,303
Hess Corp. 4.30%, 04/01/2027		230	224,217
7.125%, 03/15/2033		9,699	10,887,374
7.875%, 10/01/2029		289	323,370
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		5,059	5,471,625
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		810	663,441
5.75%, 04/19/2047(a)		260	226,850
6.375%, 10/24/2048(a)		750	707,109
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		133	144,398
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	113,239
Marathon Oil Corp. 4.40%, 07/15/2027		90	88,084
5.70%, 04/01/2034		190	193,440
6.60%, 10/01/2037		190	205,806
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	529,949
MPLX LP 4.95%, 03/14/2052	U.S.$	516	438,130
5.50%, 06/01/2034		130	128,015
5.65%, 03/01/2053		271	254,615
Northern Natural Gas Co. 5.625%, 02/01/2054(a)		182	178,366
ONEOK Partners LP 6.65%, 10/01/2036		36	38,060
ONEOK, Inc. 5.20%, 07/15/2048		588	521,270
6.05%, 09/01/2033		2,049	2,110,077
Ovintiv, Inc. 6.50%, 02/01/2038		2,801	2,875,541
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	196,642
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		337	333,832
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	229,540
PTTEP Treasury Center Co., Ltd. 2.99%, 01/15/2030(a)		300	267,469
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		7,489	7,617,692
6.95%, 03/05/2054(a)		230	233,776
Ras Laffan Liquefied Natural Gas Co., Ltd. 3 5.84%, 09/30/2027(a)		299	299,920
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	210,187
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		1,000	933,125
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	927,437
3.25%, 11/24/2050(a)		410	275,725
Suncor Energy, Inc. 6.50%, 06/15/2038		426	446,222
6.80%, 05/15/2038		40	42,687
6.85%, 06/01/2039		374	402,797
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		465	373,092
Targa Resources Corp. 6.25%, 07/01/2052		454	458,590
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	218,358
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	447,353
TotalEnergies Capital SA 5.64%, 04/05/2064		415	414,670

	Principal Amount (000)		U.S. $ Value

TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	$11,883,576
Series NC7 1.625%, 10/25/2027(a) (c)		1,929	1,872,398
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	170,202
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	160	154,450
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		410	397,700
Var Energi ASA 5.00%, 05/18/2027(a)		269	264,053
7.50%, 01/15/2028(a)		7,328	7,701,352
8.00%, 11/15/2032(a)		5,514	6,153,090
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	258,528
Wintershall Dea Finance BV 1.33%, 09/25/2028(a)		300	287,743
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	U.S.$	650	624,909

			114,842,870

Other Industrial – 0.2%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		308	231,167
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	223,047
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	591,608
IMCD NV 4.875%, 09/18/2028(a)	EUR	231	253,957
LKQ Dutch Bond BV 4.125%, 03/13/2031		7,325	7,827,686
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	537,182
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	234	209,523

			9,874,170

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	520,084
Amazon.com, Inc. 3.875%, 08/22/2037		606	535,115
4.10%, 04/13/2062		65	51,975
4.25%, 08/22/2057		360	301,548
Automatic Data Processing, Inc. 1.25%, 09/01/2030		766	619,928
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	5,255	5,636,095
4.25%, 05/15/2029		168	185,540
4.50%, 11/15/2031		6,154	6,947,904
4.75%, 11/15/2034		199	228,889
Chicago Parking Meters LLC 4.93 4.93%, 12/30/2025(e)	U.S.$	16,500	16,046,889
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,837	9,768,487
GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	574,742
ISS Global A/S Series E 0.875%, 06/18/2026(a)	EUR	106	107,361
Mastercard, Inc. 1.00%, 02/22/2029		295	287,046
3.85%, 03/26/2050	U.S.$	400	315,504
Moody’s Corp. 0.95%, 02/25/2030	EUR	285	265,421

	Principal Amount (000)		U.S. $ Value

PayPal Holdings, Inc. 5.50%, 06/01/2054	U.S.$	130	$125,981
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)	EUR	100	109,324
Verisk Analytics, Inc. 5.25%, 06/05/2034	U.S.$	130	127,963
Visa, Inc. 4.30%, 12/14/2045		650	563,555

			43,319,351

Technology – 1.3%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)		290	248,341
Allegion US Holding Co., Inc. 5.60%, 05/29/2034		651	651,309
Amphenol Corp. 5.05%, 04/05/2027		130	129,911
5.05%, 04/05/2029		130	130,397
5.25%, 04/05/2034		130	129,642
Analog Devices, Inc. 2.95%, 10/01/2051		422	275,391
Apple, Inc. 4.10%, 08/08/2062		100	80,884
Applied Materials, Inc. 4.80%, 06/15/2029		205	204,688
ASML Holding NV 0.25%, 02/25/2030(a)	EUR	287	260,992
1.375%, 07/07/2026(a)		100	103,168
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	609	588,912
Baidu, Inc. 2.375%, 08/23/2031		320	265,245
Cisco Systems, Inc. 5.35%, 02/26/2064		376	365,706
Concentrix Corp. 6.65%, 08/02/2026		533	538,608
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		620	613,937
6.02%, 06/15/2026		400	404,214
8.35%, 07/15/2046		125	158,191
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	135	130,129
0.95%, 09/15/2031(a)		467	402,509
DXC Technology Co. 1.75%, 01/15/2026		101	105,057
Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,842,863
Fidelity National Information Services, Inc. 1.15%, 03/01/2026		678	632,133
2.00%, 05/21/2030	EUR	274	266,850
Fiserv, Inc. 1.625%, 07/01/2030		6,152	5,834,095
2.25%, 07/01/2025	GBP	250	306,254
4.50%, 05/24/2031	EUR	137	152,271
5.625%, 08/21/2033	U.S.$	6,205	6,259,805
Fortive Corp. 3.15%, 06/15/2026		644	617,670
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	171,137
Gartner, Inc. 3.75%, 10/01/2030(a)		732	656,540
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026		692	649,241
Honeywell International, Inc. 3.75%, 03/01/2036	EUR	9,192	9,668,841
4.125%, 11/02/2034		100	109,295
Series 4Y 3.50%, 05/17/2027		8,594	9,220,704

	Principal Amount (000)		U.S. $ Value

IBM International Capital Pte Ltd. 5.30%, 02/05/2054	U.S.$	129	$120,835
Intel Corp. 3.25%, 11/15/2049		150	100,583
3.75%, 03/25/2027		344	332,889
3.90%, 03/25/2030		110	103,362
4.75%, 03/25/2050		470	404,849
4.90%, 08/05/2052		124	109,295
4.95%, 03/25/2060		472	412,729
5.625%, 02/10/2043		191	189,211
International Business Machines Corp. 1.75%, 01/31/2031	EUR	100	96,257
3.43%, 02/09/2052	U.S.$	135	93,293
3.50%, 05/15/2029		100	93,482
3.625%, 02/06/2031	EUR	240	258,695
4.00%, 06/20/2042	U.S.$	178	145,466
4.25%, 05/15/2049		100	81,285
4.90%, 07/27/2052		284	253,484
Intuit, Inc. 5.50%, 09/15/2053		832	835,361
KLA Corp. 3.30%, 03/01/2050		314	220,831
4.95%, 07/15/2052		119	110,749
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,312,569
Lam Research Corp. 1.90%, 06/15/2030		704	593,992
4.00%, 03/15/2029		225	216,516
4.875%, 03/15/2049		705	643,731
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		488	430,812
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	263,325
Oracle Corp. 2.65%, 07/15/2026	U.S.$	57	54,016
4.10%, 03/25/2061		362	259,915
5.375%, 07/15/2040		78	74,094
QUALCOMM, Inc. 4.30%, 05/20/2047		669	570,444
4.80%, 05/20/2045		616	569,331
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	378,887
Salesforce, Inc. 2.70%, 07/15/2041		815	569,558
SAP SE 0.125%, 05/18/2026(a)	EUR	100	101,097
SK Hynix, Inc. 2.375%, 01/19/2031(a)	U.S.$	555	457,825
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	180,822
Take-Two Interactive Software, Inc. 5.40%, 06/12/2029		131	131,766
TD SYNNEX Corp. 6.10%, 04/12/2034		129	129,369
Texas Instruments, Inc. 4.10%, 08/16/2052		87	70,932
5.00%, 03/14/2053		120	112,381
5.05%, 05/18/2063		287	266,096
TSMC Arizona Corp. 4.25%, 04/22/2032		380	366,352
4.50%, 04/22/2052		230	212,822
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	436,219
2.25%, 04/23/2031(a)		410	345,169
Western Digital Corp. 2.85%, 02/01/2029		138	119,583
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	231,795
Xiaomi Best Time International Ltd. 4.10%, 07/14/2051(a)		310	221,222

			70,458,226

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.0%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)	U.S.$	557	$544,891
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		619	612,046
4.75%, 10/20/2028(a)		632	616,265
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		567	568,252

			2,341,454

Transportation - Railroads – 0.0%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	213,322
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	239,291
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		407	371,044
5.875%, 07/05/2034(a)		682	672,987

			1,496,644

Transportation - Services – 0.4%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	216,301
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	285,637
3.83%, 02/02/2032(a)		290	235,081
4.375%, 07/03/2029(a)		520	465,725
Autostrade per l’Italia SpA 2.00%, 12/04/2028(a)	EUR	270	266,093
Series E 4.75%, 01/24/2031(a)		153	167,392
Element Fleet Management Corp. 6.27%, 06/26/2026(a)	U.S.$	617	623,643
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,204,954
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		6,546	6,445,145
5.40%, 05/01/2053(a)		350	338,212
FedEx Corp. 0.95%, 05/04/2033	EUR	290	244,688
Heathrow Funding Ltd. 2.625%, 03/16/2028(a)	GBP	295	334,437
Series E 1.50%, 02/11/2030(a)	EUR	536	508,232
2.75%, 10/13/2029(a)	GBP	5,974	6,738,758
Holding d’Infrastructures de Transport SASU Series E 1.625%, 09/18/2029(a)	EUR	300	285,673
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	235,620
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)	EUR	244	258,350
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 07/01/2029(a)	U.S.$	131	129,933
5.35%, 03/30/2029(a)		131	130,993
Sats Treasury Pte Ltd. Series G 4.83%, 01/23/2029(a)		200	197,512
SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(a)		651	646,456
Transurban Finance Co. Pty Ltd. Series E 2.00%, 08/28/2025(a)	EUR	100	105,040
TTX Co. 5.50%, 09/25/2026(a)	U.S.$	250	250,320

			20,314,195

			713,079,651

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 11.8%
Banking – 9.3%
ABN AMRO Bank NV (GDR) 4.375%, 09/22/2025(a) (c)	EUR	5,000	$5,214,694
Series E 3.875%, 01/15/2032(a)		300	321,903
AIB Group PLC 5.87%, 03/28/2035(a)	U.S.$	331	329,473
Series E 2.25%, 04/04/2028(a)	EUR	13,249	13,601,626
Ally Financial, Inc. 6.85%, 01/03/2030	U.S.$	138	141,911
6.99%, 06/13/2029		127	131,887
American Express Co. 3.125%, 05/20/2026		416	400,303
5.10%, 02/16/2028		458	456,020
5.39%, 07/28/2027		229	229,261
5.53%, 04/25/2030		128	129,463
5.645%, 04/23/2027		492	493,862
5.915%, 04/25/2035		128	130,287
6.34%, 10/30/2026		628	634,074
Banco BBVA Peru SA 6.20%, 06/07/2034(a)		200	200,000
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025		800	758,000
4.625%, 01/13/2031(a)	EUR	100	110,626
5.38%, 03/13/2029	U.S.$	200	200,770
7.88%, 11/15/2034		200	218,372
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	473,260
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	447,750
Banco Santander SA 4.175%, 03/24/2028		17,200	16,578,838
4.25%, 04/11/2027		200	193,600
4.38%, 04/12/2028		600	578,342
5.15%, 08/18/2025		200	198,522
6.92%, 08/08/2033		600	628,475
9.625%, 05/21/2033(c)		200	222,561
Series E 1.00%, 11/04/2031(a)	EUR	700	623,765
3.50%, 01/09/2030(a)		300	318,821
5.75%, 08/23/2033(a)		7,200	8,036,486
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)	U.S.$	440	498,480
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	231,139
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	268,418
7.13%, 07/18/2033(a)		410	399,095
Bank Mandiri Persero Tbk PT
Series E 4.75%, 05/13/2025(a)		320	317,500
Bank of America Corp. 1.73%, 07/22/2027		614	568,954
3.19%, 07/23/2030		284	257,748
3.38%, 04/02/2026		68	66,790
3.42%, 12/20/2028		572	537,741
3.56%, 04/23/2027		169	163,436
3.85%, 03/08/2037		240	211,023
3.97%, 03/05/2029		560	535,354
3.97%, 02/07/2030		97	91,866
4.25%, 10/22/2026		586	571,174

	Principal Amount (000)		U.S. $ Value

Series B 8.05%, 06/15/2027	U.S.$	930	$987,214
Series E 0.65%, 10/26/2031(a)	EUR	11,752	10,388,341
0.69%, 03/22/2031(a)		3,894	3,509,292
1.10%, 05/24/2032(a)		115	103,201
4.13%, 06/12/2028(a)		305	333,142
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)	U.S.$	250	251,719
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,094,656
6.25%, 09/16/2026(a)		200	200,908
Series E 0.375%, 05/10/2027(a)	EUR	6,478	6,525,180
4.625%, 11/13/2029(a)		1,944	2,148,207
Bank of Montreal 5.37%, 06/04/2027	U.S.$	331	332,495
Bank of Nova Scotia (The) 5.35%, 12/07/2026		125	125,128
Series E 0.125%, 09/04/2026(a)	EUR	531	527,422
Series G 5.40%, 06/04/2027	U.S.$	647	650,172
5.45%, 08/01/2029		647	653,216
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)	EUR	9,800	10,349,468
4.935%, 01/26/2026(a)	U.S.$	10,579	10,492,235
Series E 0.625%, 11/19/2027(a)	EUR	100	96,666
0.625%, 11/03/2028(a)		300	280,501
1.125%, 01/19/2032(a)		300	263,874
Barclays PLC 5.09%, 06/20/2030	U.S.$	612	585,825
5.20%, 05/12/2026		578	571,567
5.67%, 03/12/2028		330	330,434
6.22%, 05/09/2034		200	205,502
6.375%, 12/15/2025(a) (c)	GBP	9,126	11,221,480
7.12%, 06/27/2034	U.S.$	400	425,032
Series E 4.92%, 08/08/2030(a)	EUR	422	470,074
5.26%, 01/29/2034(a)		5,032	5,753,724
8.41%, 11/14/2032(a)	GBP	5,875	7,828,243
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	571,125
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	227,550
BNP Paribas SA Series E 0.50%, 02/19/2028(a)	EUR	300	294,608
2.75%, 07/25/2028(a)		500	518,789
4.04%, 01/10/2032(a)		200	213,971
4.75%, 11/13/2032(a)		100	111,743
BPCE SA 2.28%, 01/20/2032(a)	U.S.$	3,660	2,963,273
3.12%, 10/19/2032(a)		10,473	8,568,790
4.50%, 03/15/2025(a)		8,251	8,135,702
6.51%, 01/18/2035(a)		699	701,768
Series E 0.75%, 03/03/2031(a)	EUR	400	350,493
4.125%, 07/10/2028(a)		400	436,677
4.125%, 03/08/2033(a)		100	107,163
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	379	380,734
6.21%, 01/18/2029(a)		10,380	10,548,606
6.84%, 09/13/2034(a)		200	211,659
Series E 1.50%, 12/03/2026(a)	GBP	200	238,350

	Principal Amount (000)		U.S. $ Value

Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	U.S.$	132	$131,801
5.26%, 04/08/2029		323	322,360
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	325	308,885
5.82%, 02/01/2034	U.S.$	171	169,241
6.05%, 02/01/2035		333	334,946
6.38%, 06/08/2034		4,800	4,928,841
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	420,891
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	110,310
5.94%, 06/29/2027(a)		400	440,683
Citigroup, Inc. 3.67%, 07/24/2028	U.S.$	345	328,827
3.98%, 03/20/2030		304	286,820
5.45%, 06/11/2035		131	130,000
5.83%, 02/13/2035		282	279,523
6.05% (SOFR + 0.69%), 01/25/2026(f)		838	838,702
Series AA 7.625%, 11/15/2028(c)		1,138	1,183,488
Series E 0.50%, 10/08/2027(a)	EUR	574	573,277
1.25%, 04/10/2029(a)		274	263,864
Series P 5.95%, 05/15/2025(c)	U.S.$	2,793	2,777,769
Series W 4.00%, 12/10/2025(c)		232	222,508
Series Y 4.15%, 11/15/2026(c)		7,121	6,650,869
Citizens Financial Group, Inc. 5.84%, 01/23/2030		129	128,569
6.645%, 04/25/2035		234	242,060
Comerica, Inc. 5.98%, 01/30/2030		129	127,131
Commonwealth Bank of Australia 6.11% (SOFR + 0.74%), 03/14/2025(a) (f)		5,150	5,159,145
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)	EUR	200	203,289
Series E 4.625%, 05/23/2029(a)	GBP	9,255	11,180,587
Series G 0.625%, 02/25/2033(a)	EUR	500	416,571
Credit Agricole SA 2.625%, 03/17/2027(a)		256	265,471
Series E 0.875%, 01/14/2032(a)		800	690,205
Credit Mutuel Arkea SA Series E 0.75%, 01/18/2030(a)		300	273,870
Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	419,235
3.24%, 12/20/2025(a)		3,465	3,419,125
4.30%, 04/01/2028(a)		235	227,409
7.00%, 06/26/2025(a) (c)		200	199,500
Series E 1.375%, 02/12/2030(a)	EUR	225	236,418
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)	U.S.$	240	235,200
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	9,600	10,085,257
5.375%, 01/11/2029(a)		2,600	2,896,539
Series E 1.625%, 01/20/2027(a)		100	101,322
1.75%, 11/19/2030(a)		500	470,519
1.875%, 02/23/2028(a)		3,200	3,246,459

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	707	$597,366
6.82%, 11/20/2029		150	156,058
7.08%, 02/10/2034		498	506,913
Deutsche Pfandbriefbank AG Series E 4.375%, 08/28/2026(a)	EUR	100	103,445
Discover Financial Services 7.96%, 11/02/2034	U.S.$	529	594,890
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)		300	283,500
Erste Group Bank AG 4.25%, 10/15/2027(a) (c)	EUR	200	193,331
Series E 1.625%, 09/08/2031(a)		200	202,191
Fifth Third Bancorp 5.63%, 01/29/2032	U.S.$	20	19,818
Fifth Third Bank NA 3.85%, 03/15/2026		591	573,462
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	462,900
Ford Credit Canada Co/Canada 6.38%, 11/10/2028	CAD	12,312	9,419,894
Goldman Sachs Bank USA/New York NY 5.28%, 03/18/2027	U.S.$	131	130,529
5.41%, 05/21/2027		462	461,455
Goldman Sachs Group, Inc. (The) 1.43%, 03/09/2027		661	616,722
3.50%, 11/16/2026		584	560,543
3.615%, 03/15/2028		32	30,591
5.73%, 04/25/2030		157	159,774
5.80%, 08/10/2026		625	625,347
Series E 0.875%, 05/09/2029(a)	EUR	11,790	11,090,219
Series P 8.46% (CME Term SOFR 3 Month + 3.14%), 07/29/2024(c) (f)	U.S.$	4,168	4,176,982
Series VAR 1.09%, 12/09/2026		690	645,072
HSBC Holdings PLC 0.64%, 09/24/2029(a)	EUR	129	121,393
2.01%, 09/22/2028	U.S.$	327	293,839
2.85%, 06/04/2031		244	210,934
3.97%, 05/22/2030		420	392,587
4.29%, 09/12/2026		607	596,405
4.755%, 06/09/2028		9,494	9,325,783
4.76%, 03/29/2033		363	335,352
5.55%, 03/04/2030		4,783	4,794,159
5.73%, 05/17/2032		250	250,976
5.89%, 08/14/2027		4,680	4,713,662
6.36%, 11/16/2032(a)	EUR	8,812	10,004,966
6.55%, 06/20/2034	U.S.$	413	427,062
7.39%, 11/03/2028		200	211,514
7.40%, 11/13/2034		200	217,745
8.11%, 11/03/2033		656	741,542
Series** 6.50%, 09/15/2037		103	105,897
Series E 3.125%, 06/07/2028	EUR	484	503,685
ING Groep NV 0.25%, 02/18/2029(a)		300	282,740
0.375%, 09/29/2028(a)		300	288,983
4.125%, 08/24/2033(a)		100	106,243
4.50%, 05/23/2029(a)		100	109,634
5.25%, 11/14/2033(a)		200	233,711
Series E 2.125%, 05/26/2031(a)		200	205,962
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	328,259

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)	U.S.$	200	$189,662
5.71%, 01/15/2026(a)		5,580	5,527,480
6.625%, 06/20/2033(a)		4,109	4,252,259
7.20%, 11/28/2033(a)		2,683	2,880,184
7.80%, 11/28/2053(a)		333	369,687
Investec Bank PLC 1.25%, 08/11/2026(a)	EUR	461	476,436
JPMorgan Chase & Co. 1.04%, 02/04/2027	U.S.$	697	649,442
1.045%, 11/19/2026		699	656,792
2.18%, 06/01/2028		135	123,929
2.95%, 02/24/2028		720	678,234
2.96%, 05/13/2031		184	161,256
3.51%, 01/23/2029		235	222,226
3.96%, 01/29/2027		600	586,149
5.04%, 01/23/2028		652	648,658
5.57%, 04/22/2028		129	130,050
5.58%, 04/22/2030		129	131,043
5.77%, 04/22/2035		600	615,926
6.25%, 10/23/2034		120	127,268
6.29% (SOFR + 0.92%), 02/24/2026(f)		4,649	4,663,148
Series E 1.00%, 07/25/2031(a)	EUR	307	281,634
1.09%, 03/11/2027(a)		7,804	8,005,005
1.96%, 03/23/2030(a)		189	187,280
Jyske Bank A/S Series E 0.05%, 09/02/2026(a)		170	173,993
KBC Group NV 4.25%, 10/24/2025(a) (c)		7,800	8,094,043
5.80%, 01/19/2029(a)	U.S.$	300	302,142
Series E 0.125%, 01/14/2029(a)	EUR	300	283,193
4.375%, 11/23/2027(a)		100	108,412
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	182,200
KeyBank NA/Cleveland OH 5.85%, 11/15/2027		331	329,852
KeyCorp 6.40%, 03/06/2035		1,023	1,037,551
Kookmin Bank 2.50%, 11/04/2030(a)		810	677,363
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	272,595
5.72%, 06/05/2030		200	201,686
7.50%, 09/27/2025(c)		2,412	2,413,836
Series E 3.125%, 08/24/2030(a)	EUR	465	480,562
4.75%, 09/21/2031(a)		2,397	2,675,067
M&T Bank Corp. 6.08%, 03/13/2032	U.S.$	622	619,948
7.41%, 10/30/2029		585	615,447
Macquarie Bank Ltd. 5.27%, 07/02/2027(a)		325	325,334
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	527,991
1.34%, 01/12/2027(a)	U.S.$	453	424,217
Metropolitan Bank & Trust Co. Series E 5.50%, 03/06/2034(a)		200	198,750
Mitsubishi UFJ Financial Group, Inc. 5.35%, 09/13/2028		200	200,713
Mizuho Financial Group, Inc. 0.47%, 09/06/2029(a)	EUR	135	126,918
1.98%, 09/08/2031	U.S.$	757	619,419
4.25%, 09/11/2029		644	617,232
4.35%, 10/20/2025(a)		325	318,978
5.38%, 07/10/2030		547	546,465

	Principal Amount (000)		U.S. $ Value

Series E 0.18%, 04/13/2026(a)	EUR	528	$533,300
4.61%, 08/28/2030(a)		200	224,623
Morgan Stanley 0.41%, 10/29/2027		701	697,114
0.495%, 10/26/2029		922	862,521
3.79%, 03/21/2030		247	264,683
4.66%, 03/02/2029		10,875	12,008,686
4.68%, 07/17/2026	U.S.$	152	150,515
4.81%, 10/25/2028	EUR	7,920	8,786,012
5.65%, 04/13/2028	U.S.$	752	759,253
5.83%, 04/19/2035		127	130,333
6.14%, 10/16/2026		564	567,779
6.63%, 11/01/2034		118	127,448
Series G 5.15%, 01/25/2034	EUR	148	171,809
Morgan Stanley Bank NA 5.50%, 05/26/2028	U.S.$	250	251,726
Nationwide Building Society 2.97%, 02/16/2028(a)		4,664	4,371,131
6.56%, 10/18/2027(a)		507	517,200
6.66% (SOFR + 1.29%), 02/16/2028(a) (f)		290	291,585
NatWest Group PLC 3.03%, 11/28/2035		414	346,997
3.62%, 08/14/2030(a)	GBP	105	129,844
5.78%, 03/01/2035	U.S.$	5,209	5,239,945
6.475%, 06/01/2034		298	303,402
8.125%, 11/10/2033(c)		2,652	2,685,146
Series E 5.76%, 02/28/2034(a)	EUR	7,135	7,981,506
NatWest Markets PLC 5.41%, 05/17/2029(a)	U.S.$	979	980,768
5.42%, 05/17/2027(a)		647	647,210
Series E 0.125%, 11/12/2025(a)	EUR	105	107,173
0.125%, 06/18/2026(a)		534	535,492
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	279,850
NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	300	297,102
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)	U.S.$	4,340	4,315,025
Series E 4.375%, 09/06/2026(a)	EUR	100	107,768
Oversea-Chinese Banking Corp., Ltd. 1.83%, 09/10/2030(a)	U.S.$	530	506,233
Philippine National Bank Series E 3.28%, 09/27/2024(a)		480	475,200
PNC Financial Services Group, Inc. (The) 5.68%, 01/22/2035		267	268,370
6.615%, 10/20/2027		119	121,868
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	285,469
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	477,488
1.625%, 09/22/2025(a)		200	190,281
2.75%, 02/12/2027(a)		240	225,161
Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	568,636
Royal Bank of Canada Series E 4.375%, 10/02/2030(a)		235	261,290
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	173	159,416
6.12%, 05/31/2027		130	130,587
6.17%, 01/09/2030		5,210	5,254,608
6.34%, 05/31/2035		190	189,613

	Principal Amount (000)		U.S. $ Value

Santander UK Group Holdings PLC 2.47%, 01/11/2028	U.S.$	450	$415,521
6.83%, 11/21/2026		9,942	10,070,410
Series E 0.60%, 09/13/2029(a)	EUR	1,438	1,343,204
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)	U.S.$	760	709,175
Series G 4.50%, 03/26/2028(a)		200	192,813
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	531,056
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	336,547
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		3,200	3,198,800
Societe Generale SA 0.625%, 12/02/2027(a)	EUR	300	296,401
4.75%, 11/24/2025(a)	U.S.$	581	569,504
4.875%, 11/21/2031(a)	EUR	500	552,895
5.52%, 01/19/2028(a)	U.S.$	282	278,771
Series E 0.125%, 02/18/2028(a)	EUR	600	565,408
Standard Chartered PLC 1.46%, 01/14/2027(a)	U.S.$	300	280,840
2.61%, 01/12/2028(a)		12,199	11,309,797
2.82%, 01/30/2026(a)		280	274,980
4.87%, 03/15/2033(a)		580	555,047
6.17%, 01/09/2027(a)		349	351,165
6.30%, 01/09/2029(a)		210	214,385
7.10% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a) (c) (f)		8,000	7,576,936
7.77%, 11/16/2028(a)		279	296,796
Series E 1.625%, 10/03/2027(a)	EUR	222	226,382
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(a)		499	514,035
2.63%, 07/14/2026	U.S.$	117	110,794
Series E 0.63%, 10/23/2029(a)	EUR	110	101,081
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,080,497
Swedbank AB 6.26% (SOFR + 0.91%), 04/04/2025(a) (f)	U.S.$	1,070	1,073,808
Series NC5 5.625%, 09/17/2024(a) (c)		200	199,004
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	110,868
Toronto-Dominion Bank (The) Series G 4.98%, 04/05/2027	U.S.$	130	129,339
Truist Financial Corp. 4.26%, 07/28/2026		446	438,705
7.16%, 10/30/2029		593	629,642
UBS AG/London Series E 0.25%, 01/05/2026(a)	EUR	531	540,034
UBS Group AG 1.305%, 02/02/2027(a)	U.S.$	581	541,585
2.19%, 06/05/2026(a)		252	243,661
3.13%, 08/13/2030(a)		295	264,830
4.125%, 09/24/2025(a)		800	784,466
4.125%, 06/09/2033(a)	EUR	200	216,023
4.19%, 04/01/2031(a)	U.S.$	2,312	2,159,279
5.125%, 07/29/2026(a) (c)		200	190,401
5.62%, 09/13/2030(a)		200	201,585
6.94% (SOFR + 1.58%), 05/12/2026(a) (f)		17,565	17,696,289

	Principal Amount (000)		U.S. $ Value

7.75%, 03/01/2029(a)	EUR	3,309	$4,002,558
9.25%, 11/13/2028(a) (c)	U.S.$	1,652	1,774,309
Series E 1.00%, 06/24/2027(a)	EUR	215	217,784
3.125%, 06/15/2030(a)		254	263,535
4.625%, 03/17/2028(a)		5,178	5,663,125
4.75%, 03/17/2032(a)		330	369,164
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	577,007
2.57%, 09/22/2026(a)		405	388,848
3.13%, 06/03/2032(a)		3,755	3,197,193
Series E 0.85%, 01/19/2031(a)	EUR	299	264,743
4.30%, 01/23/2031(a)		294	315,969
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	184,438
Series G 1.75%, 03/16/2031(a)		250	234,568
US Bancorp 5.775%, 06/12/2029		123	124,878
Virgin Money UK PLC Series G 4.625%, 10/29/2028(a)	EUR	100	109,569
5.125%, 12/11/2030(a)	GBP	135	167,979
Visa, Inc. 3.65%, 09/15/2047	U.S.$	336	260,611
Wells Fargo & Co. 2.39%, 06/02/2028		200	184,273
5.50%, 01/23/2035		3,961	3,951,435
5.71%, 04/22/2028		666	671,995
Series E 0.625%, 03/25/2030(a)	EUR	3,247	2,928,296
1.74%, 05/04/2030(a)		10,630	10,388,178
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	178,571
Woori Bank 5.125%, 08/06/2028(a)		210	206,456
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	525,534

			526,597,706

Brokerage – 0.2%
abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	866	796,206
Blue Owl Finance LLC 6.25%, 04/18/2034(a)		128	128,441
Charles Schwab Corp. (The) 5.885% (SOFR + 0.52%), 05/13/2026(f)		5,465	5,463,469
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		200	184,688
Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	203,328
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	U.S.$	128	129,718
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,194,044
5.10%, 07/03/2025		566	562,348
5.59%, 07/02/2027		656	656,666
5.71%, 01/09/2026		221	221,135
5.78%, 07/03/2034		200	199,639

			13,739,682

Finance – 0.6%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	465	513,001
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,460,828

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 5.25%, 06/15/2026(a) (c)	U.S.$	185	$177,804
5.95%, 02/15/2029(a)		31	30,972
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		415	390,517
1.95%, 09/20/2026(a)		1,590	1,465,078
3.50%, 11/01/2027(a)		1,146	1,072,511
4.125%, 08/01/2025(a)		23	22,576
4.875%, 10/01/2025(a)		926	913,658
5.50%, 12/15/2024(a)		5,268	5,253,944
Blackstone Private Credit Fund 5.95%, 07/16/2029(a)		130	127,337
Blackstone Secured Lending Fund 5.875%, 11/15/2027		129	128,081
Blue Owl Credit Income Corp. 6.65%, 03/15/2031		129	126,175
7.75%, 09/16/2027		274	281,541
7.75%, 01/15/2029		617	636,148
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	258,653
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	603,415
Brookfield Finance, Inc. 5.675%, 01/15/2035		132	130,567
6.35%, 01/05/2034		123	128,986
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	371,868
CDBL Funding 1 Series E 3.50%, 10/24/2027(a)		430	406,716
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	279,003
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,076,902
FS KKR Capital Corp. 6.875%, 08/15/2029	U.S.$	645	639,301
Golub Capital BDC, Inc. 6.00%, 07/15/2029		129	126,636
7.05%, 12/05/2028		38	38,763
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		654	617,223
HPS Corporate Lending Fund 6.25%, 09/30/2029(a)		130	128,461
Huarong Finance 2017 Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	488,759
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		260	256,402
4.50%, 05/29/2029(a)		200	181,125
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	205,013
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	780,780
Intermediate Capital Group PLC 2.50%, 01/28/2030(a)	EUR	277	260,304
JAB Holdings BV 3.375%, 04/17/2035(a)		300	298,139
5.00%, 06/12/2033(a)		100	113,170
Main Street Capital Corp. 6.50%, 06/04/2027	U.S.$	650	650,449
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)		360	312,750
Prospect Capital Corp. 3.36%, 11/15/2026		359	329,948

	Principal Amount (000)		U.S. $ Value

REC Ltd. 5.625%, 04/11/2028(a)	U.S.$	200	$200,688
Sixth Street Lending Partners 6.50%, 03/11/2029(a)		653	646,303
Tikehau Capital SCA 6.625%, 03/14/2030(a)	EUR	100	116,326
Wendel SE 4.50%, 06/19/2030(a)		400	441,009

			30,687,830

Insurance – 0.8%
Aegon Ltd. 5.50%, 04/11/2048	U.S.$	780	750,992
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	100	88,203
3.25%, 07/02/2049(a)		100	100,607
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	234,825
Allianz SE 2.24%, 07/07/2045(a)	EUR	200	210,179
3.10%, 07/06/2047(a)		200	209,201
5.82%, 07/25/2053(a)		100	117,360
Series E 4.25%, 07/05/2052(a)		200	211,466
American International Group, Inc. Series A-9 5.75%, 04/01/2048	U.S.$	310	303,323
Argentum Netherlands BV for Swiss Re Ltd. 5.75%, 08/15/2050(a)		365	361,585
Argentum Netherlands BV for Zurich Insurance Co., Ltd. Series E 3.50%, 10/01/2046(a)	EUR	155	163,742
Arthur J Gallagher & Co. 5.75%, 07/15/2054	U.S.$	129	125,270
Assicurazioni Generali SpA Series E 5.00%, 06/08/2048(a)	EUR	167	182,879
5.50%, 10/27/2047(a)		238	262,761
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	96	83,619
2.55%, 11/19/2030(a)		22	18,353
2.72%, 01/07/2029(a)		56	49,709
5.52%, 03/25/2027(a)		130	130,196
5.58%, 01/09/2029(a)		56	56,218
5.62%, 05/08/2026(a)		473	473,312
Series E 0.37%, 09/10/2026(a)	EUR	107	106,513
0.83%, 01/08/2027(a)		530	526,340
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	129	129,059
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	138,316
AXA SA Series E 3.25%, 05/28/2049(a)	EUR	199	202,855
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	287,734
Brown & Brown, Inc. 5.65%, 06/11/2034	U.S.$	131	130,209
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)		1,089	1,075,981
CNO Global Funding 5.875%, 06/04/2027(a)		645	647,192
CNP Assurances SACA Series E 2.50%, 06/30/2051(a)	EUR	6,200	5,759,754
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	9,559,732

	Principal Amount (000)		U.S. $ Value

Elevance Health, Inc. 5.15%, 06/15/2029	U.S.$	3,695	$3,704,989
5.375%, 06/15/2034		652	655,007
5.65%, 06/15/2054		130	128,532
F&G Global Funding 5.875%, 06/10/2027(a)		131	130,401
Fairfax Financial Holdings Ltd. 6.00%, 12/07/2033(a)		128	130,005
6.10%, 03/15/2055(a)		132	127,563
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)		557	610,206
Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(a)		131	130,552
5.875%, 06/15/2054(a)		657	645,388
Humana, Inc. 5.375%, 04/15/2031		36	35,802
Markel Group, Inc. 6.00%, 05/16/2054		129	127,706
Marsh & McLennan Cos., Inc. 5.45%, 03/15/2054		128	124,372
Met Tower Global Funding 5.25%, 04/12/2029(a)		379	380,960
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	118,047
Metropolitan Life Global Funding I 5.05%, 06/11/2027(a)		654	653,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25%, 05/26/2041(a)	EUR	100	89,296
3.25%, 05/26/2049(a)		3,700	3,814,825
Mutual of Omaha Cos. Global Funding 5.35%, 04/09/2027(a)	U.S.$	130	130,008
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,295	5,456,327
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	64,764
NN Group NV Series E 4.625%, 01/13/2048(a)	EUR	129	139,242
Phoenix Group Holdings PLC Series E 4.375%, 01/24/2029(a)		252	264,009
Principal Life Global Funding II 5.10%, 01/25/2029(a)	U.S.$	198	196,817
5.50%, 06/28/2028(a)		171	171,297
Prudential Financial, Inc. 4.50%, 09/15/2047		677	639,484
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)		325	321,647
Reinsurance Group of America, Inc. 5.75%, 09/15/2034		130	129,546
RGA Global Funding 5.45%, 05/24/2029(a)		130	130,297
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	114,982
6.875%, 04/15/2034(a)		131	134,249
Sogecap SA 6.50%, 05/16/2044(a)	EUR	200	228,501
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)		300	283,195
Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(a)	U.S.$	638	565,904
UnitedHealth Group, Inc. 3.875%, 08/15/2059		325	240,923
4.90%, 04/15/2031		378	374,416
4.95%, 05/15/2062		481	428,324
5.375%, 04/15/2054		129	125,287
5.50%, 04/15/2064		129	125,107
6.05%, 02/15/2063		111	116,767

	Principal Amount (000)		U.S. $ Value

Unum Group 6.00%, 06/15/2054	U.S.$	131	$125,419
Vienna Insurance Group AG Wiener Versicherung Gruppe Series E 4.875%, 06/15/2042(a)	EUR	200	214,386

			45,025,321

Other Finance – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)		270	269,323
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	432,317
Digital Dutch Finco BV 1.50%, 03/15/2030(a)	EUR	2,879	2,695,618
Nasdaq, Inc. 4.50%, 02/15/2032		179	200,386

			3,597,644

REITs – 0.8%
American Homes 4 Rent LP 5.50%, 07/15/2034	U.S.$	658	646,391
American Tower Corp. 0.50%, 01/15/2028	EUR	196	187,033
0.875%, 05/21/2029		16,895	15,700,673
3.90%, 05/16/2030		112	119,595
4.125%, 05/16/2027		242	261,494
Annington Funding PLC Series E 3.18%, 07/12/2029(a)	GBP	3,571	3,995,624
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	92,870
Boston Properties LP 3.65%, 02/01/2026	U.S.$	638	615,708
CBRE Services, Inc. 5.50%, 04/01/2029		643	645,493
5.95%, 08/15/2034		513	519,181
Covivio SA/France Series E 4.625%, 06/05/2032(a)	EUR	200	217,152
Digital Dutch Finco BV 1.25%, 02/01/2031(a)		5,903	5,262,451
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	277,954
Equinix, Inc. 1.00%, 03/15/2033		522	443,334
Essential Properties LP 2.95%, 07/15/2031	U.S.$	10,801	8,887,329
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		3,900	3,273,010
4.00%, 01/15/2030		260	237,731
Heimstaden Bostad AB Series E 1.125%, 01/21/2026(a)	EUR	203	198,394
LEG Immobilien SE Series E 1.625%, 11/28/2034(a)		300	245,367
Merlin Properties Socimi SA 1.875%, 12/04/2034(a)		300	253,245
Newmark Group, Inc. 7.50%, 01/12/2029(a)	U.S.$	27	27,757
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		185	157,832
Piedmont Operating Partnership LP 6.875%, 07/15/2029		131	129,408

	Principal Amount (000)		U.S. $ Value

Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	$268,172
Prologis Euro Finance LLC 0.375%, 02/06/2028		145	138,156
Series E 1.00%, 02/08/2029		220	208,116
Segro Capital SARL Series E 1.25%, 03/23/2026(a)		100	102,771
SELP Finance SARL 0.875%, 05/27/2029(a)		136	124,973
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)		200	200,590
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	101,973
Tritax EuroBox PLC 0.95%, 06/02/2026(a)		269	272,129
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	700	615,475
5.25%, 01/30/2026(a)		285	276,929
6.39%, 01/15/2050(a)		205	160,597
7.375%, 02/13/2034(a)		236	233,286
Unibail-Rodamco-Westfield SE Series E 1.375%, 12/04/2031(a)	EUR	300	267,310
WEA Finance LLC 2.875%, 01/15/2027(a)	U.S.$	701	651,143
3.50%, 06/15/2029(a)		688	617,191
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)		260	228,881
WPC Eurobond BV 1.35%, 04/15/2028	EUR	435	422,274

			47,284,992

			666,933,175

Utility – 1.9%
Electric – 1.3%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)	U.S.$	420	419,344
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		810	692,987
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,651,377
4.25%, 05/21/2036(a)		521	430,760
AEP Texas, Inc. 5.45%, 05/15/2029		130	130,695
5.70%, 05/15/2034		652	647,479
AES Andes SA 6.30%, 03/15/2029(a)		6,513	6,525,375
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		627	543,272
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,026,426
AltaLink LP 4.69%, 11/28/2032	CAD	3,881	2,864,296
Ameren Illinois Co. 5.55%, 07/01/2054	U.S.$	132	129,520
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	147,466
Appalachian Power Co. 5.65%, 04/01/2034		129	127,791
Black Hills Corp. 5.95%, 03/15/2028		2	2,044
CenterPoint Energy, Inc. 5.40%, 06/01/2029		130	130,490
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(g)		206	164,671

	Principal Amount (000)		U.S. $ Value

Cometa Energia SA de CV 6.375%, 04/24/2035(a)	U.S.$	430	$416,663
Commonwealth Edison Co. 5.30%, 02/01/2053		130	122,862
5.65%, 06/01/2054		331	329,346
Series 133 3.85%, 03/15/2052		98	72,549
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	83,146
Series 06-A 5.85%, 03/15/2036		115	118,136
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	431,537
DTE Energy Co. 5.85%, 06/01/2034		3,689	3,742,724
Duke Energy Corp. 3.10%, 06/15/2028	EUR	500	522,514
3.75%, 04/01/2031		262	276,586
5.80%, 06/15/2054	U.S.$	131	127,340
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	104,316
5.55%, 03/15/2054		131	126,215
Duke Energy Progress LLC 5.35%, 03/15/2053		602	564,817
Edison International 5.45%, 06/15/2029		132	131,958
EDP Servicios Financieros Espana SA Series E 4.375%, 04/04/2032(a)	EUR	237	262,895
Electricite de France SA Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,143,443
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	204,875
Enel Chile SA 4.875%, 06/12/2028		270	261,309
Enel Finance International NV 5.00%, 06/15/2032(a)		200	190,444
5.125%, 06/26/2029(a)		576	567,215
5.50%, 06/26/2034(a)		658	642,215
7.75%, 10/14/2052(a)		200	236,158
Series E 0.625%, 05/28/2029(a) (d)	EUR	360	334,828
3.875%, 01/23/2035(a)		249	261,230
4.00%, 02/20/2031(a)		196	212,882
4.50%, 02/20/2043(a)		248	263,591
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	218,203
6.375%, 04/17/2034(a)		5,831	5,911,176
Engie SA 1.50%, 05/30/2028(a) (c)	EUR	5,700	5,397,885
Entergy Arkansas LLC 5.45%, 06/01/2034	U.S.$	130	130,197
5.75%, 06/01/2054		130	128,940
Entergy Louisiana LLC 4.75%, 09/15/2052		123	105,815
5.70%, 03/15/2054		413	407,046
Entergy Mississippi LLC 5.85%, 06/01/2054		129	128,501
Entergy Texas, Inc. 5.00%, 09/15/2052		610	541,207
Evergy Missouri West, Inc. 5.65%, 06/01/2034(a)		130	130,479
Eversource Energy 5.50%, 01/01/2034		283	277,621
Florida Power & Light Co. 4.05%, 06/01/2042		435	363,157
4.125%, 06/01/2048		125	101,520
5.30%, 06/15/2034		130	131,116
5.30%, 04/01/2053		130	125,186
5.60%, 06/15/2054		130	131,378

	Principal Amount (000)		U.S. $ Value

Fortis, Inc./Canada 5.68%, 11/08/2033	CAD	1,375	$1,064,578
Georgia Power Co. Series B 3.70%, 01/30/2050	U.S.$	290	213,814
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)		480	345,120
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	238,344
4.25%, 08/14/2028(a)		800	736,500
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		372	372,069
Minejesa Capital BV 4.625%, 08/10/2030(a)		865	828,504
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	554	504,524
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	537,206
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,705	1,709,179
Niagara Mohawk Power Corp. 4.28%, 12/15/2028(a)		1,751	1,672,105
5.29%, 01/17/2034(a)		7,275	7,063,044
5.66%, 01/17/2054(a)		536	514,699
NSTAR Electric Co. 5.40%, 06/01/2034		652	652,612
Oncor Electric Delivery Co. LLC 5.55%, 06/15/2054(a)		132	129,547
Pacific Gas & Electric Co. 5.80%, 05/15/2034		283	281,459
PacifiCorp 4.15%, 02/15/2050		390	297,785
5.10%, 02/15/2029		41	40,944
6.35%, 07/15/2038		110	114,618
PECO Energy Co. 2.85%, 09/15/2051		155	95,407
Public Service Co. of Colorado 5.25%, 04/01/2053		123	112,559
Public Service Electric & Gas Co. 3.80%, 03/01/2046		410	320,126
5.45%, 03/01/2054		375	370,119
Puget Sound Energy, Inc. 5.33%, 06/15/2034		131	130,542
5.685%, 06/15/2054		131	129,736
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050		360	245,503
Series WWW 2.95%, 08/15/2051		231	150,094
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	177,313
Southern California Edison Co. 5.70%, 03/01/2053		120	116,417
5.75%, 04/15/2054		129	126,165
5.875%, 12/01/2053		123	122,747
Series E 5.45%, 06/01/2052		120	112,470
TenneT Holding BV Series** 2.37%, 07/22/2025(a) (c)	EUR	125	130,187
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	424,222
Union Electric Co. 5.25%, 01/15/2054		650	607,225
Vistra Operations Co. LLC 6.00%, 04/15/2034(a)		2,645	2,647,921
6.95%, 10/15/2033(a)		253	270,105

			75,220,723

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.3%
Boston Gas Co. 6.12%, 07/20/2053(a)	U.S.$	316	$312,936
Brooklyn Union Gas Co. (The) 6.39%, 09/15/2033(a)		122	124,619
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	14,235	12,735,150
4.25%, 07/05/2029(a)		210	229,431
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	147,086
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	977,655
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	220,453
KeySpan Gas East Corp. 3.59%, 01/18/2052(a)		137	90,248
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	209	187,163
Southern California Gas Co. 5.60%, 04/01/2054	U.S.$	381	374,184
5.75%, 06/01/2053		123	122,051

			15,520,976

Other Utility – 0.3%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		435	451,177
Suez SACA Series E 2.375%, 05/24/2030(a)	EUR	12,900	12,718,397
4.50%, 11/13/2033(a)		300	328,507
4.625%, 11/03/2028(a)		200	220,473

			13,718,554

			104,460,253

Total Corporates - Investment Grade (cost $1,499,201,287)			1,484,473,079

MORTGAGE PASS-THROUGHS – 13.7%
Agency Fixed Rate 30-Year – 13.7%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	6,006	5,776,254
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		5	5,421
Series 2007 5.50%, 09/01/2036		4	3,570
5.50%, 08/01/2037		4	4,008
Series 2008 5.50%, 03/01/2037		2	1,638
Series 2012 3.50%, 11/01/2042		12,968	11,944,354
Series 2017 3.50%, 06/01/2047		11	9,637
3.50%, 08/01/2047		18	15,906
3.50%, 10/01/2047		127	113,865
3.50%, 01/01/2048		6	5,603
Series 2018 3.50%, 01/01/2048		4	3,891
3.50%, 02/01/2048		149	134,146
3.50%, 03/01/2048		6,129	5,533,263
3.50%, 05/01/2048		13	11,474
4.50%, 09/01/2048		7,160	6,879,571
4.50%, 12/01/2048		4,675	4,491,536
Series 2020 3.50%, 01/01/2050		13,424	12,064,951

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2022 5.00%, 11/20/2052	U.S.$	36,759	$35,824,856
Series 2023 4.50%, 06/20/2053		18,145	17,262,803
Series 2024 2.50%, 07/01/2043, TBA		77,474	65,154,782
3.00%, 07/15/2042, TBA		88,127	76,845,554
4.00%, 07/15/2043, TBA		17,468	16,143,138
4.50%, 07/01/2042, TBA		58,029	55,160,679
5.00%, 07/01/2042, TBA		76,371	74,358,227
5.50%, 07/01/2038, TBA		167,967	166,648,686
6.00%, 07/01/2042, TBA		33,278	33,421,139
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/01/2050, TBA		65,737	51,413,241
5.50%, 07/01/2042, TBA		59,071	58,261,053
6.00%, 07/01/2042, TBA		67,299	67,488,222
6.50%, 07/01/2042, TBA		9,793	9,966,320

Total Mortgage Pass-Throughs (cost $786,204,092)			774,947,788

COVERED BONDS – 4.8%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	7,900	7,921,191
Bank of Montreal Series E 0.125%, 01/26/2027(a)		17,195	16,975,805
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	17,621,275
Series E 0.01%, 12/15/2027(a)		3,620	3,471,916
BPCE SFH SA 0.625%, 09/22/2027(a)		5,200	5,133,751
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		7,300	7,688,306
Series E 0.125%, 04/30/2027(a)		3,500	3,435,282
Caisse Francaise de Financement Local 0.01%, 02/22/2028(a)		7,100	6,770,089
Series E 0.50%, 02/19/2027(a)		6,500	6,478,538
0.75%, 01/11/2027(a)		7,500	7,541,411
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	5,016,356
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	16,325,546
Series E 0.75%, 02/28/2028(a)		4,795	4,694,009
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,693,011
Series E 0.01%, 04/12/2028(a)		1,900	1,807,054
0.875%, 08/31/2027(a)		1,900	1,891,981
3.375%, 09/04/2028(a)		8,400	9,053,965
Credit Mutuel Home Loan SFH SA Series E 3.125%, 06/22/2027(a)		14,300	15,287,236
DNB Boligkreditt AS 0.01%, 10/08/2027(a)		7,015	6,789,852
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	16,538,926
Series E 3.26%, 02/13/2026(a)		5,000	5,343,220
Series G 0.625%, 03/16/2027(a)		11,055	11,020,679
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	11,649,524

	Principal Amount (000)		U.S. $ Value

Series E 0.625%, 03/25/2027(a)	EUR	4,570	$4,555,603
1.125%, 05/31/2028(a)		1,570	1,551,187
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,054,990
0.125%, 04/26/2027(a)		20,240	19,869,566
Santander UK PLC 1.125%, 03/12/2027(a)		4,609	4,658,594
Series G 0.05%, 01/12/2027(a)		15,000	14,784,410
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,668,324
Series G 0.86%, 03/24/2027(a)		1,500	1,504,768
3.25%, 04/27/2026(a)		14,125	15,107,208
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	9,431,390

Total Covered Bonds (cost $281,004,660)			268,334,963

INFLATION-LINKED SECURITIES – 3.7%
Canada – 0.2%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	15,553	13,203,606

Sweden – 0.5%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	30,335	5,163,461
Series 3112 0.125%, 06/01/2026(a)		54,990	6,699,675
Series 3113 0.125%, 12/01/2027(a)		117,360	14,011,234

			25,874,370

United States – 3.0%
U.S. Treasury Inflation Index 0.125%, 04/15/2027	U.S.$	114,410	107,643,997
1.375%, 07/15/2033		67,930	64,164,427

			171,808,424

Total Inflation-Linked Securities (cost $209,801,826)			210,886,400

COLLATERALIZED LOAN OBLIGATIONS – 3.0%
CLO - Floating Rate – 3.0%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.72% (CME Term SOFR 3 Month + 1.39%), 01/20/2035(a) (f)		700	700,472
Allegro CLO XI Ltd. Series 2019-2A, Class BR 7.23% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (f)		11,755	11,783,770
Apidos CLO XXXII Series 2019-32A, Class A1R 6.44% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a) (f)		7,975	7,975,000
Series 2019-32A, Class B1R 6.84% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a) (f)		980	980,000
Apidos CLO XXXV Series 2021-35A, Class A 6.64% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a) (f)		5,030	5,033,234

	Principal Amount (000)		U.S. $ Value

Bain Capital Credit CLO Ltd. Series 2020-1A, Class BR 7.12% (CME Term SOFR 3 Month + 1.80%), 04/18/2033(a) (f)	U.S.$	6,802	$6,819,614
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.755% (CME Term SOFR 3 Month + 1.43%), 04/20/2034(a) (f)		4,500	4,504,847
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.72% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a) (f)		3,917	3,919,338
Betony CLO 2 Ltd. Series 2018-1A, Class A1 6.67% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a) (f)		1,592	1,593,349
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.665% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a) (f)		5,000	5,002,585
Invesco CLO Ltd. Series 2021-1A, Class A1 6.59% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a) (f)		5,500	5,503,570
Kings Park CLO Ltd. Series 2021-1A, Class A 6.72% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (f)		5,450	5,454,360
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.77% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a) (f)		9,597	9,604,627
OCP CLO Ltd. Series 2020-18A, Class AR 6.68% (CME Term SOFR 3 Month + 1.35%), 07/20/2032(a) (f)		3,453	3,455,662
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.77% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a) (f)		8,425	8,432,207
OZLM XVIII Ltd. Series 2018-18A, Class A 6.61% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (f)		11,641	11,659,505
Peace Park CLO Ltd. Series 2021-1A, Class A 6.72% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a) (f)		4,620	4,623,839
Series 2021-1A, Class B1 7.19% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a) (f)		3,667	3,669,302
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 7.075% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (f)		4,990	5,034,989
Pikes Peak CLO 8 Series 2021-8A, Class A 6.76% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a) (f)		14,279	14,286,719
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.76% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (f)		4,750	4,753,781
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 6.74% (CME Term SOFR 3 Month + 1.41%), 01/20/2035(a) (f)		450	450,487

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.75% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a) (f)	U.S.$	7,108	$7,115,418
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.87% (CME Term SOFR 3 Month + 1.54%), 07/18/2034(a) (f)		15,929	15,946,606
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.25% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a) (f)		10,514	10,592,927
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 6.82% (CME Term SOFR 3 Month + 1.49%), 01/20/2032(a) (f)		4,265	4,268,382
Voya CLO Ltd. Series 2018-3A, Class BR2 7.13% (CME Term SOFR 3 Month + 1.80%), 10/15/2031(a) (f)		4,534	4,550,977

Total Collateralized Loan Obligations (cost $166,781,049)			167,715,567

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Risk Share Floating Rate – 2.7%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.335% (CME Term SOFR + 1.00%), 09/25/2031(a) (f)		7,225	7,198,531
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.885% (CME Term SOFR + 1.55%), 10/25/2041(a) (f)		830	835,301
Series 2022-R06, Class 1M1 8.085% (CME Term SOFR + 2.75%), 05/25/2042(a) (f)		5,080	5,221,901
Series 2022-R08, Class 1M1 7.885% (CME Term SOFR + 2.55%), 07/25/2042(a) (f)		9,906	10,188,417
Series 2023-R04, Class 1M1 7.635% (CME Term SOFR + 2.30%), 05/25/2043(a) (f)		5,752	5,910,109
Series 2023-R05, Class 1M1 7.235% (CME Term SOFR + 1.90%), 06/25/2043(a) (f)		5,281	5,353,543
Series 2024-R04, Class 1M1 6.42% (CME Term SOFR + 1.10%), 05/25/2044(a) (f)		6,905	6,909,305
Eagle RE Ltd. Series 2021-2, Class M1B 7.385% (CME Term SOFR + 2.05%), 04/25/2034(a) (f)		1,654	1,657,520
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.985% (CME Term SOFR + 1.65%), 01/25/2034(a) (f)		3,759	3,784,014
Series 2021-DNA6, Class M1 6.135% (CME Term SOFR + 0.80%), 10/25/2041(a) (f)		219	219,186
Series 2021-DNA6, Class M2 6.835% (CME Term SOFR + 1.50%), 10/25/2041(a) (f)		11,395	11,451,780
Series 2021-DNA7, Class M1 6.185% (CME Term SOFR + 0.85%), 11/25/2041(a) (f)		507	506,818
Series 2021-DNA7, Class M2 7.135% (CME Term SOFR + 1.80%), 11/25/2041(a) (f)		13,277	13,413,606

	Principal Amount (000)		U.S. $ Value

Series 2021-HQA4, Class M1 6.285% (CME Term SOFR + 0.95%), 12/25/2041(a) (f)	U.S.$	12,924	$12,884,436
Series 2021-HQA4, Class M2 7.685% (CME Term SOFR + 2.35%), 12/25/2041(a) (f)		6,919	7,004,207
Series 2023-DNA1, Class M1A 7.435% (CME Term SOFR + 2.10%), 03/25/2043(a) (f)		13,041	13,275,825
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class M3 8.75% (CME Term SOFR + 3.41%), 10/25/2027(f)		695	697,897
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2022-DNA3 Series 2022-DNA3, Class M2 9.685% (CME Term SOFR + 4.35%), 04/25/2042(a) (f)		4,004	4,275,041
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-DNA2 Series 2023-DNA2, Class M1A 7.435% (CME Term SOFR + 2.10%), 04/25/2043(a) (f)		11,592	11,862,944
Series 2023-DNA2, Class M1B 8.585% (CME Term SOFR + 3.25%), 04/25/2043(a) (f)		2,664	2,820,497
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2024-DNA2 Series 2024-DNA2, Class A1 6.585% (CME Term SOFR + 1.25%), 05/25/2044(a) (f)		2,126	2,134,038
Series 2024-DNA2, Class M1 6.535% (CME Term SOFR + 1.20%), 05/25/2044(a) (f)		2,076	2,079,569
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.35% (CME Term SOFR + 5.01%), 11/25/2024(f)		1,087	1,104,545
Series 2015-C01, Class 1M2 9.75% (CME Term SOFR + 4.41%), 02/25/2025(f)		1,053	1,071,156
Series 2015-C02, Class 1M2 9.45% (CME Term SOFR + 4.11%), 05/25/2025(f)		1,094	1,122,365
Series 2015-C03, Class 1M2 10.45% (CME Term SOFR + 5.11%), 07/25/2025(f)		257	268,689
Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(f)		803	845,079
Series 2015-C04, Class 2M2 11.00% (CME Term SOFR + 5.66%), 04/25/2028(f)		3,350	3,433,694
Series 2016-C01, Class 2M2 12.40% (CME Term SOFR + 7.06%), 08/25/2028(f)		432	449,321
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(f)		1,086	1,124,960
Series 2021-R02, Class 2M2 7.335% (CME Term SOFR + 2.00%), 11/25/2041(a) (f)		7,361	7,416,221
Home RE Ltd. Series 2023-1, Class M1A 7.485% (CME Term SOFR + 2.15%), 10/25/2033(a) (f)		3,088	3,097,140

	Principal Amount (000)		U.S. $ Value

JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.95% (CME Term SOFR + 5.61%), 10/25/2025(a) (f)	U.S.$	1,335	$1,367,073
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.21% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(a) (f)		4,114	4,115,689
Series 2019-3R, Class A 9.15% (CME Term SOFR + 3.81%), 11/27/2031(a) (f)		283	283,158

			155,383,575

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,231	647,406
Series 2006-26CB, Class A6 6.25%, 09/25/2036		111	54,236
Series 2006-26CB, Class A8 6.25%, 09/25/2036		415	202,604
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		575	387,298
Series 2007-15CB, Class A19 5.75%, 07/25/2037		246	139,232
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		757	343,285
Series 2007-HY4, Class 1A1 4.425%, 09/25/2047		214	183,275
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.65%, 03/25/2037		105	85,434
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		442	357,773
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.97%, 12/28/2037		658	561,688

			2,962,231

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.71% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(f)		527	121,842

Total Collateralized Mortgage Obligations (cost $158,563,084)			158,467,648

LOCAL GOVERNMENTS - REGIONAL BONDS – 2.7%
Australia – 2.0%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	45,139	23,860,758
4.75%, 02/20/2035(a)		72,645	46,787,564
Treasury Corp. of Victoria 2.00%, 11/20/2037		21,955	9,768,997
2.25%, 09/15/2033(a)		30,763	16,236,472
2.25%, 11/20/2034		26,945	13,714,942

			110,368,733

Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	29,443,859
2.375%, 09/08/2027(a)		9,345	9,723,812

			39,167,671

Total Local Governments - Regional Bonds (cost $152,585,083)			149,536,404

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.9%
Other ABS - Fixed Rate – 1.3%
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)	U.S.$	3,519	$3,537,615
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		4,542	4,514,966
Series 2023-B, Class A 6.92%, 12/17/2036(a)		2,442	2,493,914
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		1,892	1,891,062
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a) (h)		7,975	7,971,262
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		1,310	1,309,832
Series 2023-3, Class A2 6.10%, 04/23/2029(a)		4,020	4,025,671
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		4,586	4,572,360
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		4,173	4,196,775
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		3,823	3,825,949
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		1,159	1,158,577
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		1,962	1,961,035
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		3,777	3,773,239
Marlette Funding Trust Series 2023-3A, Class A 6.49%, 09/15/2033(a)		1,612	1,613,157
Series 2024-1A, Class A 5.95%, 07/17/2034(a)		2,771	2,771,852
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,654,966
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		4,939	4,966,496
SBA Tower Trust Series 2014-2A, Class C 3.87%, 10/15/2049(a)		3,008	2,988,547
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		7,721	7,728,628

			71,955,903

Autos - Fixed Rate – 0.4%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		4,184	4,185,170
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		5,011	5,037,697
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		2,987	2,990,241
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		4,289	4,300,444

	Principal Amount (000)		U.S. $ Value

OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)	U.S.$	2,746	$2,751,383
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.72%, 08/16/2032(a)		1,029	1,029,073
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		4,378	4,405,067

			24,699,075

Other ABS - Floating Rate – 0.2%
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 Zero Coupon (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a) (f)		8,490	8,488,319

Total Asset-Backed Securities (cost $106,519,604)			105,143,297

GOVERNMENTS - SOVEREIGN AGENCIES – 1.6%
Belgium – 0.5%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	21,212,309
0.01%, 01/22/2027(a)		7,200	7,114,142

			28,326,451

Canada – 0.5%
Canada Housing Trust No. 1 3.95%, 06/15/2028(a)	CAD	24,140	17,786,837
4.25%, 03/15/2034(a)		9,605	7,221,100

			25,007,937

France – 0.2%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	2,953,282
3.125%, 10/25/2028(a)		9,800	10,406,285

			13,359,567

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	16,295,890
0.875%, 10/10/2025(a)		5,600	5,800,694

			22,096,584

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	267,038

Total Governments - Sovereign Agencies (cost $91,899,311)			89,057,577

GOVERNMENTS - SOVEREIGN BONDS – 1.6%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		3,313	3,351,220
Chile Government International Bond 3.10%, 05/07/2041		825	604,081
3.50%, 01/25/2050		650	468,000
5.33%, 01/05/2054		265	250,425

			4,673,726

Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035		3,073	3,155,971

Germany – 0.6%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,747,354
3.20%, 09/11/2026		6,008	3,891,105
4.10%, 02/20/2026	AUD	37,326	24,692,256

			32,330,715

	Principal Amount (000)		U.S. $ Value

Hungary – 0.1%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	$532,343
3.125%, 09/21/2051(a)		200	127,000
5.25%, 06/16/2029(a)		310	304,187
5.50%, 03/26/2036(a)		470	451,788
6.125%, 05/22/2028(a)		250	254,687
6.25%, 09/22/2032(a)		270	277,830
6.75%, 09/25/2052(a)		420	450,398

			2,398,233

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,975,021
2.15%, 07/28/2031	U.S.$	1,030	847,497
3.20%, 09/23/2061		640	411,400
3.375%, 07/30/2025(a)	EUR	10,564	11,235,735
3.55%, 03/31/2032	U.S.$	200	179,272
4.30%, 03/31/2052		750	626,333

			18,275,258

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	329,000
4.28%, 08/14/2041		500	388,250
5.00%, 04/27/2051		550	440,687
6.34%, 05/04/2053		248	233,368

			1,391,305

Panama – 0.1%
Panama Government International Bond 3.87%, 07/23/2060		400	227,875
3.875%, 03/17/2028		920	849,620
6.85%, 03/28/2054		200	183,600
6.875%, 01/31/2036		2,797	2,736,690
7.50%, 03/01/2031		2,653	2,774,872

			6,772,657

Peru – 0.0%
Peruvian Government International Bond 1.86%, 12/01/2032		150	113,625
2.78%, 12/01/2060		105	58,898
3.55%, 03/10/2051		660	467,363

			639,886

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,329,556
3.23%, 03/29/2027		205	194,686
3.56%, 09/29/2032		205	182,642
4.20%, 03/29/2047		205	170,791

			1,877,675

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		442	431,034
5.50%, 04/04/2053		158	154,647

			585,681

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,057,275
4.40%, 04/16/2050(a)		490	429,669

			1,486,944

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	208,394

	Principal Amount (000)		U.S. $ Value

3.00%, 02/14/2031(a)	U.S.$	1,130	$937,900
3.625%, 03/27/2032(a)		256	216,560
5.25%, 11/25/2027(a)		694	681,508
6.375%, 01/30/2034(a)		300	301,260
6.625%, 02/17/2028(a)		270	275,749
6.625%, 09/27/2029(a)	EUR	8,410	9,646,164

			12,267,535

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)	U.S.$	405	408,802
Saudi Government International Bond 3.45%, 02/02/2061(a)		290	189,225
3.625%, 03/04/2028(a)		370	352,425
3.75%, 01/21/2055(a)		970	685,063
5.00%, 04/17/2049(a)		407	365,155
5.75%, 01/16/2054(a)		225	219,150

			2,219,820

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		430	418,390
5.75%, 10/28/2034		220	229,240

			647,630

Total Governments - Sovereign Bonds (cost $94,031,203)			88,723,036

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 1.1%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.63% (CME Term SOFR 1 Month + 1.17%), 06/15/2035(a) (f)		2,622	2,602,914
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.38% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a) (f)		6,275	6,257,303
Great Wolf Trust Series 2024-WOLF, Class A 6.87% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (f)		16,019	15,983,938
Great Wolf Trust 2024 Series 2024-WLF2, Class A 7.02% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a) (f)		2,316	2,314,550
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.91% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (f)		10,690	9,955,619
Series 2022-JERI, Class A 6.73% (CME Term SOFR 1 Month + 1.40%), 01/15/2039(a) (f)		8,113	7,434,713
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,429,962
NRTH Mortgage Trust Series 2024-PARK, Class A 6.97% (CME Term SOFR 1 Month + 1.64%), 03/15/2041(a) (f)		14,214	14,178,466

			65,157,465

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.80%, 02/10/2036(a)		9,098	7,018,613
Commercial Mortgage Trust Series 2012-CR3, Class D 4.435%, 10/15/2045(a)		2,322	1,567,459

	Principal Amount (000)		U.S. $ Value

DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)	U.S.$	1,329	$1,331,542
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.34%, 08/15/2047		6,329	6,106,877

			16,024,491

Total Commercial Mortgage-Backed Securities (cost $84,564,386)			81,181,956

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 1.0%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	2,655	3,003,816

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	6,681	5,277,522
5.75%, 12/01/2028(a)		6,707	4,614,969

			9,892,491

Communications - Telecommunications – 0.1%
Altice France SA 5.50%, 10/15/2029(a)		7,410	4,886,319
Telefonica Europe BV 2.88%, 02/24/2028(a) (c)	EUR	200	200,059

			5,086,378

Consumer Cyclical - Automotive – 0.1%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		5,300	5,293,776

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,281,187
6.125%, 04/01/2032(a)		1,878	1,886,011

			5,167,198

Consumer Cyclical - Retailers – 0.1%
Dollarama, Inc. 2.44%, 07/09/2029	CAD	6,936	4,607,097

Energy – 0.2%
Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	3,974	4,074,327
7.25%, 05/01/2032(a)		4,837	5,000,850

			9,075,177

Other Industrial – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	12,266

Services – 0.1%
Block, Inc. 6.50%, 05/15/2032(a)		5,633	5,709,367

Technology – 0.0%
Cedacri Mergeco SpA 8.45% (EURIBOR 3 Month + 4.63%), 05/15/2028(a) (f)	EUR	2,165	2,308,357

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,595	4,342,588

			54,498,511

Financial Institutions – 0.3%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		6,276	6,098,579

	Principal Amount (000)		U.S. $ Value

REITs – 0.2%
Emeria SASU 7.75%, 03/31/2028(a)	EUR	5,520	$5,359,137
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	105,850
Vivion Investments SARL 3.00%, 08/08/2024(a)		8,100	8,612,993

			14,077,980

			20,176,559

Total Corporates - Non-Investment Grade (cost $84,544,030)			74,675,070

SUPRANATIONALS – 1.3%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	9,089,315
1.80%, 01/19/2027		19,295	12,005,674
3.10%, 08/17/2026(a)		9,991	6,460,388
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,578,797
Series G 7.35%, 10/06/2030	INR	1,154,000	13,940,237
International Bank for Reconstruction & Development 3.00%, 10/19/2026	AUD	6,993	4,501,661
Series E 6.75%, 07/13/2029	INR	1,049,000	12,379,552
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	12,110,501

Total Supranationals (cost $76,228,471)			72,066,125

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 1.1%
Canada – 1.1%
Province of Ontario Canada 2.90%, 12/02/2046	CAD	60,112	34,717,310
Series E 0.375%, 04/08/2027(a)	EUR	9,347	9,268,550
Province of Quebec Canada 0.875%, 05/04/2027(a)		19,183	19,261,752

Total Local Governments - Provincial Bonds (cost $63,478,595)			63,247,612

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.9%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,523	3,442,003
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	7,944,300
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,087,562
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,447,025
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,324,421
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		240	210,751
4.625%, 06/16/2030(a)		380	313,975

			22,770,037

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	779,563

Consumer Cyclical - Retailers – 0.0%
Falabella SA 3.75%, 10/30/2027(a) (i)		1,179	1,092,344

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	1,475	$1,411,428
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (g) (h) (j) (k)		4,300	430

			1,411,858

Energy – 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,348	3,233,274
Ecopetrol SA 4.625%, 11/02/2031		914	749,206
6.875%, 04/29/2030		1,505	1,447,042
8.375%, 01/19/2036		1,614	1,584,141
8.625%, 01/19/2029		4,947	5,207,212
Greenko Dutch BV 3.85%, 03/29/2026(a)		364	343,639
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	209,827
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		7,560	7,456,050
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,700,349

			23,930,740

			49,984,542

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	3,290,303
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,135	2,163,754

			5,454,057

Other Utility – 0.0%
Aegea Finance SARL 6.75%, 05/20/2029(a)		2,647	2,571,228

			8,025,285

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (d) (l)		5,612	330,943
5.25%, 12/27/2033(a) (d) (l)		1,813	110,573
7.125%, 12/26/2046(a) (d) (e) (l)		2,672	156,308

			597,824

Total Emerging Markets - Corporate Bonds (cost $72,167,280)			58,607,651

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.3%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		530	473,025
5.125%, 02/02/2033(a)		3,837	3,637,956
5.95%, 01/08/2034(a)		7,781	7,745,985
6.44%, 01/26/2036(a)		230	236,469
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	336,584
4.70%, 05/07/2050(a)		370	301,088

			12,731,107

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	698,600

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	235,000
3.50%, 01/12/2062(a)		350	255,398

			490,398

	Principal Amount (000)		U.S. $ Value

Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)	U.S.$	310	$311,066

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		480	448,650
4.15%, 02/25/2060(a)		410	303,016
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	442,800
5.25%, 10/24/2042(a)		205	184,628

			1,379,094

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	435,012

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	829,190

Mexico – 0.3%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		7,524	6,200,246
3.875%, 07/26/2033(a)		2,171	1,737,017
4.68%, 02/09/2051(a)		220	151,305
4.69%, 05/15/2029(a)		240	223,950
5.00%, 09/29/2036(a)		3,248	2,836,876
Petroleos Mexicanos 6.50%, 03/13/2027		3,505	3,338,162
6.70%, 02/16/2032		3,774	3,157,593

			17,645,149

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		230	173,722
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	153,500

			327,222

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		430	430,246

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	262,456
6.25%, 10/31/2028(a)		227	234,743

			497,199

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	450,900
3.30%, 07/12/2051(a)		500	349,375

			800,275

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	426,788
5.125%, 02/14/2053(a)		415	357,050

			783,838

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	5,041,258

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	252,534
4.60%, 11/02/2047(a)		250	224,062

	Principal Amount (000)			U.S. $ Value

Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)	U.S.$	500		$423,125
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		430		467,625
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520		395,525
Series G 2.50%, 06/03/2031(a)		690		590,813
3.375%, 03/28/2032(a)		260		233,025

				2,586,709

Total Quasi-Sovereigns (cost $47,822,462)				44,986,363

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027		4,745		4,738,458
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640		2,421,749
New Jersey Economic Development Authority Series 1997-A 7.425%, 02/15/2029		5,982		6,372,474
New Jersey Transportation Trust Fund Authority Series 2010-C 5.75%, 12/15/2028		4,740		4,762,963
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016		5,944,695
Series 2024-A 5.53%, 07/01/2034		4,802		4,831,275
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640		1,687,973

Total Local Governments - US Municipal Bonds (cost $30,836,277)				30,759,587

EMERGING MARKETS - TREASURIES – 0.4%
Brazil – 0.4%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029	BRL	142,865		23,707,115

South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	0	**	1

Total Emerging Markets - Treasuries (cost $25,811,097)				23,707,116

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.18% (CME Term SOFR 1 Month + 2.75%), 12/15/2027(m)		1,086		1,085,021

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 06/30/2028(n)		8,980		8,103,532

Total Bank Loans (cost $9,279,841)				9,188,553

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $6,877,861)	U.S.$	7,003	$6,960,982

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(e) (h) (k)		81,699	1,593,131
Nordic Aviation Capital DAC (Restrictive Legend)(e) (h) (k)		4,956	96,642

			1,689,773

Insurance – 0.0%
Mt. Logan Re, Ltd. (Preference Shares)(e) (h) (k)		2,703	918,873

			2,608,646

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.		4,459	57,655

Total Common Stocks (cost $5,777,682)			2,666,301

	Principal Amount (000)

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,746)	U.S.$	3,456	2,509,582

SHORT-TERM INVESTMENTS – 4.4%
Treasury Bills – 2.7%
Japan – 1.4%
Japan Treasury Discount Bill Series 1221 Zero Coupon, 07/01/2024	JPY	13,051,650,000	81,121,574

United States – 1.3%
U.S. Treasury Bill Zero Coupon, 11/07/2024	U.S.$	21,806	21,401,926
Zero Coupon, 12/12/2024		53,710	52,457,247

			73,859,173

Total Treasury Bills (cost $160,082,120)			154,980,747

	Shares

Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(o) (p) (q) (cost $78,511,350)		78,511,350	78,511,350

	Principal Amount (000)

Time Deposits – 0.3%
ANZ, Hong Kong 3.11%, 07/01/2024	AUD	7	4,483
BBH, New York 3.13%, 07/01/2024	NOK	4	359
Citibank, London 2.59%, 07/01/2024	EUR	7,068	7,569,879

	Principal Amount (000)		U.S. $ Value

Royal Bank of Canada, London 4.15%, 07/01/2024	GBP	61	$76,978
Royal Bank of Canada, Toronto 3.52%, 07/02/2024	CAD	40	29,053
SMBC, London 4.68%, 07/01/2024	U.S.$	8,234	8,233,868
SMBC, Tokyo (0.14)%, 07/01/2024	JPY	109,684	681,735

Total Time Deposits (cost $16,596,355)			16,596,355

Total Short-Term Investments (cost $255,189,825)			250,088,452

Total Investments – 111.3% (cost $6,585,185,807)(r)			6,283,359,022

Other assets less liabilities – (11.3)%			(636,086,653)

Net Assets – 100.0%			$5,647,272,369

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	9	September 2024	$633,152	$(1,880)
Australian 10 Yr Bond Futures	413	September 2024	31,289,646	(257,437)
Canadian 5 Yr Bond Futures	378	September 2024	30,636,775	167,640
Canadian 10 Yr Bond Futures	2	September 2024	175,534	1,228
Euro Buxl 30 Yr Bond Futures	1	September 2024	139,480	(43)
Euro-Bund Futures	1,228	September 2024	173,096,960	552,064
Euro-Schatz Futures	21	September 2024	2,377,188	1,317
Long Gilt Futures	8	September 2024	986,706	10,619
U.S. Long Bond (CBT) Futures	40	September 2024	4,732,500	99,719
U.S. T-Note 5 Yr (CBT) Futures	5,633	September 2024	600,354,578	3,398,617
U.S. T-Note 10 Yr (CBT) Futures	16	September 2024	1,759,750	15,500
U.S. Ultra Bond (CBT) Futures	172	September 2024	21,559,125	497,203
Sold Contracts
Canadian 10 Yr Bond Futures	147	September 2024	12,901,787	(91,334)
Euro Buxl 30 Yr Bond Futures	129	September 2024	17,992,988	63,743
Euro-BOBL Futures	596	September 2024	74,322,044	191,657
Euro-Bund Futures	2	September 2024	281,917	1,478
Euro-Schatz Futures	298	September 2024	33,733,425	(153,189)
Japan 10 Yr Bond (OSE) Futures	133	September 2024	118,095,469	516,657
U.S. 10 Yr Ultra Futures	2,606	September 2024	295,862,437	(305,250)
U.S. Long Bond (CBT) Futures	156	September 2024	18,456,750	(381,469)
U.S. T-Note 2 Yr (CBT) Futures	930	September 2024	189,923,437	(515,859)
U.S. T-Note 5 Yr (CBT) Futures	20	September 2024	2,131,563	(12,773)

				$3,798,208

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand
Banking Group Ltd.	EUR	2,512	USD	2,691	08/08/2024	$(4,278)
Bank of America NA	EUR	5,637	USD	6,058	07/03/2024	21,671
Bank of America NA	SEK	265,695	USD	25,219	07/03/2024	149,769
Bank of America NA	CNH	1,537,876	USD	213,070	07/23/2024	2,037,870
BNP Paribas SA	ZAR	298,541	USD	16,155	07/03/2024	(252,679)
Brown Brothers Harriman & Co.	EUR	34,078	USD	36,519	07/03/2024	21,316
Brown Brothers Harriman & Co.	EUR	1,805	USD	1,946	08/08/2024	9,144
Brown Brothers Harriman & Co.	EUR	277	USD	296	08/08/2024	(931)
Brown Brothers Harriman & Co.	EUR	45	CAD	66	08/23/2024	88
Brown Brothers Harriman & Co.	AUD	285	USD	190	09/19/2024	(900)
Citibank NA	EUR	19,944	USD	21,384	07/03/2024	24,163

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	154,534	CAD	212,161	07/05/2024	$559,797
Citibank NA	HUF	1,729,804	USD	4,726	07/11/2024	37,903
Citibank NA	IDR	598,797,206	USD	36,853	07/19/2024	250,582
Citibank NA	CAD	738,885	USD	537,154	08/23/2024	(3,622,326)
Deutsche Bank AG	EUR	8,938	USD	9,607	07/10/2024	30,852
Deutsche Bank AG	EUR	12,039	USD	12,960	08/08/2024	43,293
Goldman Sachs Bank USA	JPY	42,342,031	USD	274,304	08/16/2024	9,250,190
HSBC Bank USA	BRL	140,170	USD	27,169	07/02/2024	2,094,776
HSBC Bank USA	USD	25,215	BRL	140,170	07/02/2024	(140,734)
HSBC Bank USA	AUD	124,450	USD	82,492	07/05/2024	(534,292)
HSBC Bank USA	IDR	530,783,701	USD	33,285	07/19/2024	839,835
HSBC Bank USA	USD	113,272	CNH	818,591	07/23/2024	(941,919)
JPMorgan Chase Bank NA	EUR	857,356	USD	919,225	07/03/2024	998,269
JPMorgan Chase Bank NA	USD	5,498	ZAR	99,387	07/03/2024	(35,402)
Morgan Stanley Capital
Services LLC	BRL	140,170	USD	25,215	07/02/2024	140,734
Morgan Stanley Capital
Services LLC	USD	25,761	BRL	140,170	07/02/2024	(686,174)
Morgan Stanley Capital
Services LLC	USD	11,989	ZAR	215,040	07/03/2024	(170,042)
Morgan Stanley Capital
Services LLC	PLN	207,003	USD	50,984	07/05/2024	(435,256)
Morgan Stanley Capital
Services LLC	KRW	102,322,645	USD	75,111	07/18/2024	909,418
Morgan Stanley Capital
Services LLC	COP	236,258,711	USD	59,904	07/19/2024	3,176,289
Morgan Stanley Capital
Services LLC	PEN	98,464	USD	26,539	07/19/2024	920,366
Morgan Stanley Capital
Services LLC	BRL	140,170	USD	25,672	08/02/2024	692,029
Morgan Stanley Capital
Services LLC	GBP	170,717	USD	216,544	08/29/2024	645,758
Morgan Stanley Capital
Services LLC	AUD	169,932	USD	113,067	09/19/2024	(530,370)
NatWest Markets PLC	EUR	84,718	USD	90,641	07/03/2024	(92,143)
NatWest Markets PLC	GBP	126,751	USD	160,656	07/03/2024	428,238
NatWest Markets PLC	JPY	28,238,410	USD	179,200	07/03/2024	3,659,163
NatWest Markets PLC	USD	5,735	GBP	4,523	07/03/2024	(17,506)
NatWest Markets PLC	EUR	300,000	USD	319,988	07/10/2024	(1,415,492)
Standard Chartered Bank	IDR	227,467,451	USD	14,114	07/19/2024	209,189
Standard Chartered Bank	USD	19,861	PEN	74,198	07/19/2024	(556,407)

						$17,713,851

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	1.00%	Quarterly	0.71%	USD	83,510	$(1,098,605)	$(1,290,872)	$192,267
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.54	USD	83,510	1,731,623	1,747,871	(16,248)

						$633,018	$456,999	$176,019

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Sale Contracts
Credit Suisse International
CDX- CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	2,894	$(384,289)	$(371,568	) $	(12,721)
CDX- CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,226	(295,607)	(286,156)		(9,451)
Goldman Sachs International
CDX- CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4,452	(591,956)	(306,084)		(285,872)
CDX- CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	954	(126,856)	(67,752)		(59,104)

						$(1,398,708)	$(1,031,560)		$(367,148)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2024
Nomura UK†	USD	648	3.00%	—	$650,857

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Emerging Markets - Corporate Bonds	$650,857	$–	$–	$–	$650,857

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $2,755,022,930 or 48.16% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$190,923	$164,671	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Defaulted matured security.
(k)	Non-income producing security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2024.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Affiliated investments.
(r)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,759,171 and gross unrealized depreciation of investments was $(352,265,026), resulting in net unrealized depreciation of $(280,505,855).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GDR – Global Depositary Receipt

GMTN – Global Medium Term Note

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

42.2%	United States
8.5%	United Kingdom
7.7%	Canada
6.8%	Japan
4.0%	France
3.5%	Spain
3.1%	Australia
2.4%	Germany
2.1%	Italy
1.7%	China
1.6%	Indonesia
1.2%	South Korea
1.1%	Supranational
10.1%	Other
4.0%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Austria, Belgium, Brazil, Chile, Columbia, Czech Republic, Denmark, Dominican Republic, Finland, Hong Kong, Hungary, India, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Morocco, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total

Assets:
Governments - Treasuries	$-0-	$2,065,427,913	$-0-	$2,065,427,913
Corporates - Investment Grade	-0-	1,484,473,079	-0-	1,484,473,079
Mortgage Pass - Throughs	-0-	774,947,788	-0-	774,947,788
Covered Bonds	-0-	268,334,963	-0-	268,334,963
Inflation-Linked Securities	-0-	210,886,400	-0-	210,886,400
Collateralized Loan Obligations	-0-	167,715,567	-0-	167,715,567
Collateralized Mortgage Obligations	-0-	158,467,648	-0-	158,467,648
Local Governments - Regional Bonds	-0-	149,536,404	-0-	149,536,404
Asset-Backed Securities	-0-	97,172,035	7,971,262	105,143,297
Governments - Sovereign Agencies	-0-	89,057,577	-0-	89,057,577
Governments - Sovereign Bonds	-0-	88,723,036	-0-	88,723,036
Commercial Mortgage - Backed Securities	-0-	81,181,956	-0-	81,181,956
Corporates - Non-Investment Grade	-0-	74,675,070	-0-	74,675,070
Supranationals	-0-	72,066,125	-0-	72,066,125
Local Governments - Provincial Bonds	-0-	63,247,612	-0-	63,247,612
Emerging Markets - Corporate Bonds	-0-	58,607,221	430	58,607,651
Quasi-Sovereigns	-0-	44,986,363	-0-	44,986,363
Local Governments - US Municipal Bonds	-0-	30,759,587	-0-	30,759,587
Emerging Markets - Treasuries	-0-	23,707,116	-0-	23,707,116
Bank Loans	-0-	9,188,553	-0-	9,188,553
Emerging Markets - Sovereigns	-0-	6,960,982	-0-	6,960,982
Common Stocks	57,655	-0-	2,608,646	2,666,301
Local Governments - Canadian Municipal Bonds	-0-	2,509,582	-0-	2,509,582
Short-Term Investments:
Treasury Bills	-0-	154,980,747	-0-	154,980,747
Investment Companies	78,511,350	-0-	-0-	78,511,350
Time Deposits	16,596,355	-0-	-0-	16,596,355

Total Investments in Securities	95,165,360	6,177,613,324	10,580,338	6,283,359,022
Other Financial Instruments*:
Assets
Futures	5,517,442	-0-	-0-	5,517,442
Forward Currency Exchange Contracts	-0-	27,150,702	-0-	27,150,702
Centrally Cleared Credit Default Swaps	-0-	1,731,623	-0-	1,731,623
Liabilities
Futures	(1,719,234)	-0-	-0-	(1,719,234)
Forward Currency Exchange Contracts	-0-	(9,436,851)	-0-	(9,436,851)
Centrally Cleared Credit Default Swaps	-0-	(1,098,605)	-0-	(1,098,605)
Credit Default Swaps	-0-	(1,398,708)	-0-	(1,398,708)
Reverse Repurchase Agreements	(650,857)	-0-	-0-	(650,857)

Total	$98,312,711	$6,194,561,485	$10,580,338	$6,303,454,534

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Fund	Market Value 9/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,931	$1,819,051	$1,814,471	$78,511	$3,723